UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-08090
Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)
Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)
Copy to:
Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: 260-455-2000
Date of fiscal year-end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust - Aggressive Growth Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock – 99.92%
Aerospace & Defense – 1.02%
Empresa Brasileira de Aeronautica ADR	31,900	$1,231,340
Rockwell Collins	30,300	1,464,096

		2,695,436

Automobiles & Automotive Parts – 0.29%
ITT Industries	6,800	772,480

		772,480

Banking & Finance – 10.92%
†AmeriTrade Holding	60,000	1,288,800
BlackRock	11,400	1,010,268
Boston Private Financial Holdings	20,600	546,724
City National	7,400	518,666
†E Trade Financial	53,000	932,800
East-West Bancorp	10,000	340,400
Eaton Vance	57,900	1,437,078
Federated Investors Class B	21,900	727,737
First Horizon National	15,900	577,965
Franklin Resources	16,600	1,393,736
Investors Financial Services	23,700	779,730
Lazard Class A	37,000	936,100
Legg Mason	14,550	1,595,990
Mellon Financial	37,200	1,189,284
Moody’s	45,800	2,339,464
North Fork Bancorporation	25,800	657,900
Northern Trust	48,300	2,441,565
Nuveen Investments	30,500	1,201,395
†Refco	66,100	1,868,647
Schwab (Charles)	103,500	1,493,505
SEI Investments	14,800	556,184
State Street	49,100	2,401,972
†SVB Financial Group	12,500	608,000
Synovus Financial	58,200	1,613,304
UCBH Holdings	27,400	501,968

		28,959,182

Building & Materials – 1.50%
Centex	7,600	490,808
KB HOME	9,000	658,800
Lennar	8,200	490,032
Pulte Homes	12,000	515,040
Thor Industries	16,600	564,400
†Toll Brothers	11,800	527,106
†Trex	13,900	333,600
Winnebago Industries	13,600	393,992

		3,973,778

Business Services – 1.88%
Corporate Executive Board	12,600	982,548
†Dun & Bradstreet	10,400	685,048
†ITT Educational Services	14,600	720,510
†LECG	30,000	690,000
Manpower	12,000	532,680
Robert Half International	38,800	1,380,892

		4,991,678

Cable, Media & Publishing – 6.14%
†Citadel Broadcasting	23,200	318,536
†Cox Radio Class A	37,900	576,080
†Cumulus Media	21,000	262,290
†Entercom Communications	17,500	552,825
†Getty Images	22,000	1,892,880
Harte-Hanks	23,900	631,677
†Lamar Advertising	14,400	653,184
McGraw-Hill Companies	19,400	931,976

	Number of	Market
	Shares	Value
Meredith	12,200	608,658
†Monster Worldwide	52,300	1,606,133
New York Times	17,300	514,675
Omnicom Group	15,900	1,329,717
†Radio One Class D	50,900	669,335
†Regent Communications	75,000	394,500
Rogers Communications	26,500	1,045,425
†Salem Communications Class A	26,000	479,440
Scripps (E.W.)	11,200	559,664
†Spanish Broadcasting Systems Class A	60,000	430,800
†Univision Communications Class A	35,700	947,121
Washington Post Class B	500	401,250
Westwood One	26,100	519,129
WPP Group ADR	18,700	955,944

		16,281,239

Chemicals – 1.46%
Avery Dennison	8,900	466,271
Ecolab	16,100	514,073
Engelhard	15,600	435,396
Praxair	14,300	685,399
Sigma-Aldrich	9,000	576,540
†Symyx Technologies	21,700	566,804
Valspar	27,800	621,608

		3,866,091

Computers & Technology – 11.44%
†Activision	41,466	847,980
Adobe Systems	29,600	883,560
†Affiliated Computer Services Class A	13,500	737,100
†Cadence Design Systems	36,800	594,688
CDW	17,100	1,007,532
Certegy	23,400	936,468
†Check Point Software Technology	27,200	661,504
†ChoicePoint	24,100	1,040,397
†Citrix Systems	32,100	806,994
†Cogent	29,500	700,625
†Cognizant Technology Solutions	31,600	1,472,244
†Cognos	19,800	770,814
†Digital River	9,000	313,650
†DST Systems	12,900	707,307
†Electronic Arts	12,200	694,058
†F5 Networks	9,800	426,006
FactSet Research Systems	23,550	829,902
Fair Isaac	14,250	638,400
†FileNet	10,000	279,000
†Fiserv	22,300	1,022,901
Global Payments	8,800	683,936
Henry (Jack) & Associates	29,000	562,600
†Hyperion Solutions	10,000	486,500
†II-VI	16,000	283,840
†Internet Security Systems	23,000	552,230
†Intuit	27,300	1,223,313
†Lexmark International	11,200	683,760
†MatrixOne	2,800	14,728
†McAfee	37,800	1,187,676
†Mercury Computer Systems	15,800	414,750
†Mercury Interactive	31,800	1,259,280
National Instruments	15,150	373,296
†NAVTEQ	40,000	1,997,999
†Red Hat	33,700	714,103
†Research In Motion	1,900	129,960
†Salesforce.com	30,100	695,912
†Sina	14,500	398,750
†Synopsys	32,000	604,800
†THQ	10,950	233,454
†VeriSign	59,300	1,267,241
†Websense	9,000	460,890
†Zebra Technologies Class A	18,350	717,302

		30,317,450

Consumer Services – 3.46%
†Apollo Group Class A	14,805	982,904
ARAMARK Class B	22,200	592,962

	Number of	Market
	Shares	Value
Avon Products	14,000	378,000
Block (H&R)	21,800	522,764
†Career Education	13,800	490,728
†DeVry	25,100	478,155
†Education Management	37,100	1,196,104
Equifax	21,700	758,198
First Marblehead	9,900	251,460
†Iron Mountain	34,950	1,282,665
Paychex	50,400	1,868,832
†Universal Technical Institute	10,000	356,100

		9,158,872

Electronics & Electrical Equipment – 11.50%
†Altera	108,500	2,073,435
AMETEK	15,400	661,738
Analog Devices	57,500	2,135,550
†Broadcom Class A	27,900	1,308,789
†Cymer	10,200	319,464
†Dolby Laboratories Class A	17,700	283,200
†FLIR Systems	20,400	603,432
Gentex	20,000	348,000
Intersil	37,300	812,394
†Jabil Circuit	37,400	1,156,408
KLA-Tencor	13,400	653,384
†Lam Research	22,700	691,669
Linear Technology	64,500	2,424,555
†Littelfuse	16,000	450,080
†Marvell Technology Group	30,400	1,401,744
Maxim Integrated Products	58,300	2,486,495
†Mettler-Toledo International	10,100	514,898
Microchip Technology	83,100	2,502,972
National Semiconductor	105,100	2,764,129
†QLogic	19,400	663,480
Roper Industries	23,600	927,244
†Semtech	30,100	495,747
†Silicon Laboratories	32,200	978,558
Symbol Technologies	41,810	404,721
†Waters	21,700	902,720
Xilinx	90,800	2,528,780

		30,493,586

Energy – 7.23%
Baker Hughes	22,100	1,318,928
BJ Services	66,400	2,389,736
†Cooper Cameron	30,100	2,225,293
†Grant Prideco	61,000	2,479,650
Murphy Oil	37,600	1,875,112
Smith International	58,400	1,945,304
†Weatherford International	30,200	2,073,532
Williams	96,000	2,404,800
XTO Energy	54,333	2,462,372

		19,174,727

Environmental Services – 0.29%
†Stericycle	13,600	777,240

		777,240

Farming & Agriculture – 0.45%
Delta and Pine Land	20,700	546,687
Monsanto	10,300	646,325

		1,193,012

Food, Beverage & Tobacco – 0.81%
Hershey	9,100	512,421
McCormick & Company	15,400	502,502
Tootsie Roll Industries	13,791	437,864
Wrigley (Wm) Jr.	9,500	682,860

		2,135,647

Health Care & Pharmaceuticals – 17.70%
†Abgenix	55,100	698,668
Allergan	7,600	696,312
†Amylin Pharmaceuticals	20,600	716,674
†ArthroCare	18,900	760,158
†AtheroGenics	23,000	368,690
Bard (C.R.)	22,800	1,505,484
Bausch & Lomb	10,000	806,800
Becton, Dickinson	10,000	524,300

	Number of	Market
	Shares	Value
Biomet	36,100	1,253,031
†Caremark Rx	14,500	723,985
†Celgene	26,500	1,439,480
†Cephalon	15,500	719,510
†Charles River Laboratories International	12,100	527,802
Cooper Companies	7,900	605,219
†Coventry Health Care	27,900	2,399,957
†DaVita	21,200	976,684
†deCODE genetics	53,000	444,670
DENTSPLY International	11,900	642,838
†Edwards Lifesciences	13,000	577,330
†Express Scripts Class A	25,200	1,567,440
†Gen-Probe	6,600	326,370
†Genzyme	9,400	673,416
†Gilead Sciences	15,600	760,656
Health Management Associates Class A	21,700	509,299
†Human Genome Sciences	33,500	455,265
†INAMED	4,500	340,560
†Integra LifeSciences Holding	16,000	612,160
†Invitrogen	10,800	812,484
†Kyphon	14,900	654,706
†Laboratory Corporation of America Holdings	28,200	1,373,622
†Lincare Holdings	22,700	931,835
Manor Care	13,500	518,535
†Martek Biosciences	14,800	519,924
†Medco Health Solutions	26,200	1,436,546
†MedImmune	23,000	773,950
†Millennium Pharmaceuticals	34,400	320,952
†Millipore	14,300	899,327
†Nektar Therapeutics	32,100	544,095
†Neurocrine Biosciences	8,300	408,277
Omnicare	13,500	759,105
†OSI Pharmaceuticals	8,000	233,920
†Patterson	16,400	656,492
†Protein Design Labs	25,000	700,000
†QIAGEN	37,000	482,480
Quest Diagnostics	35,200	1,779,008
†ResMed	10,900	868,185
†Respironics	20,600	868,908
†Schein (Henry)	23,200	988,784
†Sepracor	21,800	1,285,982
Smith & Nephew ADR	8,500	360,910
†St. Jude Medical	20,600	964,080
†Sybron Dental Specialties	16,000	665,280
†Techne	18,200	1,037,036
†Varian Medical Systems	29,200	1,153,692
†Vertex Pharmaceuticals	43,800	978,930
†WellChoice	18,000	1,366,200
†Wright Medical Group	15,100	372,668
†Zimmer Holdings	8,000	551,120

		46,899,791

Industrial Machinery – 1.17%
Danaher	11,600	624,428
IDEX	14,050	597,828
Pall	21,900	602,250
Precision Castparts	24,000	1,274,400

		3,098,906

Insurance – 2.43%
Ambac Financial Group	11,100	799,866
†Arch Capital Group	12,800	634,752
Axis Capital Holdings	20,700	590,157
Brown & Brown	14,000	695,660
Gallagher (Arthur J.) & Company	16,200	466,722
†Markel	1,600	528,800
Marsh & McLennan	23,000	698,970
MBIA	12,700	769,874
RenaissanceRe Holdings	13,900	607,847
Willis Group Holdings	17,000	638,350

		6,430,998

Leisure, Lodging & Entertainment – 6.97%
Boyd Gaming	45,000	1,940,400
Brunswick	13,400	505,582

	Number of	Market
	Shares	Value
Choice Hotels International	26,300	1,700,032
†DreamWorks Animation SKG	14,300	395,538
Fairmont Hotels & Resorts	21,700	725,214
Harley-Davidson	9,700	469,868
Harrah’s Entertainment	24,800	1,616,712
Hilton Hotels	33,900	756,648
International Game Technology	40,100	1,082,700
Marriott International Class A	28,800	1,814,400
Mattel	29,200	487,056
MoneyGram International	59,500	1,291,745
Royal Caribbean Cruises	34,800	1,503,360
†Shuffle Master	25,150	664,715
Station Casinos	32,400	2,150,064
†WMS Industries	17,300	486,649
†Wynn Resorts	19,600	884,940

		18,475,623

Packaging & Containers – 0.20%
†Sealed Air	11,400	541,044

		541,044

Retail – 5.77%
†Amazon.Com	29,500	1,336,350
†Bed Bath & Beyond	33,200	1,333,976
†Cheesecake Factory	15,750	492,030
Dollar General	77,300	1,417,682
Family Dollar Stores	45,500	904,085
Fred’s	23,500	293,985
†Men’s Wearhouse	18,150	484,605
Michaels Stores	15,000	495,900
†O’Reilly Automotive	43,200	1,217,376
Outback Steakhouse	10,400	380,640
PETsMART	35,400	771,012
Ross Stores	34,900	827,130
Ruby Tuesday	16,200	352,512
Staples	40,800	869,856
Tiffany & Co	40,700	1,618,639
TJX	64,600	1,323,008
†Williams-Sonoma	30,700	1,177,345

		15,296,131

Telecommunications – 3.50%
Adtran	18,000	567,000
†American Tower Class A	76,300	1,903,685
†Corning	28,700	554,771
†Crown Castle International	84,100	2,071,383
†Juniper Networks	53,700	1,277,523
†NeuStar Class A	13,100	419,069
†Nextel Partners	82,400	2,068,240
Plantronics	13,900	428,259

		9,289,930

Textiles, Apparel & Furniture – 1.63%
Cintas	24,800	1,018,040
†Coach	34,400	1,078,784
Harman International	12,000	1,227,240
HNI	16,500	993,630

		4,317,694

Transportation & Shipping – 2.16%
C.H. Robinson Worldwide	21,500	1,378,580
Expeditors International	24,000	1,362,720
Landstar System	23,400	936,702
SkyWest	26,700	716,094
Southwest Airlines	51,000	757,350
UTi Worldwide	7,300	567,210

		5,718,656

Total Common Stock (cost $216,768,639)		264,859,191

Short-Term Investments – 0.00%
¤T. Rowe Reserve Investment Fund	1,000	1,000

Total Short-Term Investments (cost $1,000)		1,000

Total Market Value of Securities – 99.92%

	Number of	Market
	Shares	Value
(cost $216,769,639)		264,860,191
Receivables and Other Assets Net of Liabilities (See Notes) – 0.08%		224,817

Net Assets Applicable to 25,522,666 Shares Outstanding – 100.00%		$265,085,008

†	Non-income producing security for the period ended September 30, 2005.

¤	Considered an affiliated company. See Note 2 in “Notes.”
ADR – American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Aggressive Growth Fund (the “Fund”).
Se securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees.
3. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$218,098,526

Aggregate unrealized appreciation	57,965,367
Aggregate unrealized depreciation	(11,203,702)

Net unrealized appreciation	$46,761,665

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $225,991,511 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,994,739 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.
4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Bond Fund
September 30, 2005

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
Agency Asset-Backed Securities — 0.41%
• Fannie Mae Grantor Trust
Series 2004-T4 A2 3.93% 2/25/20	$2,675,000	$2,662,528
Series 2004-T4 A3 4.42% 8/25/24	2,395,000	2,377,109

Total Agency Asset-Backed Securities (cost $5,083,611)		5,039,637

Agency Collateralized Mortgage Obligations — 4.30%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	1,211,960	1,328,275
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28	2,085,252	2,058,952
Fannie Mae Whole Loan
Series 2004-W3 A2 3.75% 5/25/34	5,060,000	4,996,577
Series 2004-W9 2A1 6.50% 2/25/44	2,519,208	2,596,753
Freddie Mac
Series 2550 QX 4.75% 6/15/27	2,170,000	2,169,180
Series 2662 MA 4.50% 10/15/31	3,641,352	3,549,892
Series 2872 GC 5.00% 11/15/29	3,005,000	2,970,885
Series 2889 OE 5.00% 1/15/30	3,283,000	3,225,443
Series 2890 PC 5.00% 7/15/30	3,780,000	3,714,377
Series 2902 LC 5.50% 12/15/17	2,750,000	2,781,756
Series 2915 KP 5.00% 11/15/29	2,920,000	2,870,152
Series 2936 PC 5.00% 9/15/30	4,020,000	3,946,367
Series 2981 NC 5.00% 4/15/31	2,460,000	2,410,487
Series 3022 MB 5.00% 12/15/28	5,770,000	5,755,429
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	1,930,563	1,985,923
GNMA
Series 2002-61 BA 4.648% 3/16/26	1,475,878	1,468,603
Series 2002-62 B 4.763% 1/16/25	1,770,000	1,765,249
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,522,433

Total Agency Collateralized Mortgage Obligations (cost $53,790,450)		53,116,733

Agency Mortgage-Backed Securities — 3.16%
Fannie Mae
5.73% 12/1/08	1,739,002	1,786,824
6.50% 8/1/17	1,752,251	1,809,199
Fannie Mae Relocation 30 yr
4.00% 3/1/35	3,329,244	3,175,266
5.00% 1/1/34	1,905,895	1,886,836
Fannie Mae S.F. 15 yr 6.00% 4/1/17	329,181	338,748
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/20	9,045,000	8,858,446
5.00% 10/1/20	2,175,000	2,169,563
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,852,031	2,856,487
5.50% 4/1/29	5,149,942	5,157,989
7.50% 4/1/32	88,779	93,967
7.50% 11/1/34	626,858	663,490
Fannie Mae S.F. 30 yr TBA 5.00% 10/1/35	2,540,000	2,486,819
• Freddie Mac ARM 3.733% 4/1/34	2,109,592	2,133,984
Freddie Mac Relocation 30 yr 5.00% 9/1/33	3,509,042	3,478,338
Freddie Mac S.F. 15 yr 4.00% 2/1/14	2,167,324	2,109,077

Total Agency Mortgage-Backed Securities (cost $39,000,569)		39,005,033

Agency Obligations — 1.90%
Fannie Mae
2.875% 10/15/05	3,865,000	3,863,554
3.125% 12/15/07	2,585,000	2,516,508
^5.837% 10/9/19	1,145,000	549,944
Federal Home Loan Bank 3.50% 9/15/06	785,000	778,735
^Financing Corporation Principal Strip PRN 2 5.031% 11/30/17	5,340,000	2,993,374
Freddie Mac 4.00% 8/17/07	12,850,000	12,778,040

Total Agency Obligations (cost $23,369,870)		23,480,155

Collateralized Debt Obligations — 1.11%
=@#Alliance Capital Funding Series 1 A3 CBO 144A 5.84% 2/15/10	457,074	457,074

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
=@•## Ares Leveraged Investment Fund II CBO 7.914% 10/31/05	1,250,000	1,250,000
=@• Ares Leveraged Investment Fund II CBO 144A 12.15% 10/31/05	3,000,000	2,887,500
=@Batterson Park CBO Series 1A A4 6.13% 1/2/11	144,255	145,698
=@#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	3,614,937	3,657,870
=@#Magnetite Asset Investor Series CDO 2003 C1 144A 8.786% 1/31/08	750,000	765,750
=@#ML CBO Series 1999-PUTNUM-1 144A 7.515% 8/10/11	1,256,884	1,288,181
=@#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09	797,110	802,079
=@#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09	1,920,000	1,948,032
=@#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	509,233

Total Collateralized Debt Obligations (cost $14,052,584)		13,711,417

Commercial Mortgage-Backed Securities — 4.57%
Bank of America Commercial Mortgage
Series 2004-5 A3 4.561% 11/10/41	2,015,000	1,977,529
Series 2005-1 A3 4.877% 11/10/42	1,465,000	1,464,047
Series 2005-5 A4 5.115% 9/10/15	5,315,000	5,341,883
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,306,279
#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	2,361,012	2,498,404
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	1,685,000	1,657,052
GE Capital Commercial Mortgage Trust
Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,717,392
Series 2005-C2 A2 4.706% 5/10/43	1,550,000	1,540,545
Series 2005-C3 A3FX 4.863% 7/10/45	1,835,000	1,834,269
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15	1,034,989	1,097,108
JP Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,975,000	3,049,646
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,649,801
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,587,423
Series 2005-C5 A2 4.885% 9/15/40	4,405,000	4,411,127
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	720,446
•Series 2004-BPC1 A3 4.467% 10/12/41	1,975,000	1,926,159
Series 2005-CIP1 A2 4.96% 7/12/38	5,790,000	5,807,699
•Series 2005-CIP1 B 5.101% 7/12/38	1,375,000	1,377,195
#Series 2005-GGP1 E 144A 4.33% 11/15/10	625,000	619,780
#Series 2005-GGP1 F 144A 4.35% 11/15/10	610,000	604,551
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42	1,820,000	1,815,538
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	4,001,246	3,857,202
#Tower Series 2004-2A A 144A 4.232% 12/15/14	2,590,000	2,520,617

Total Commercial Mortgage-Backed Securities (cost $56,943,897)		56,381,692

Corporate Bonds — 43.27%
Banking — 4.05%
#Banco Santander 144A
•4.148% 12/9/09	545,000	543,211
5.375% 12/9/14	2,515,000	2,532,364
•Barclays Bank 6.278% 12/29/49	1,890,000	1,862,123
Citigroup 5.875% 2/22/33	4,285,000	4,415,174
Marshall & Ilsley 3.95% 8/14/09	5,205,000	5,093,826
#Mizuho Finance Group 144A 5.79% 4/15/14	2,560,000	2,670,986
Popular North America 4.25% 4/1/08	3,415,000	3,372,610
Popular North America Capital Trust I 6.564% 9/15/34	2,928,000	3,080,991
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	3,690,000	3,706,446
Regions Financial
•3.827% 8/8/08	2,390,000	2,391,324
6.375% 5/15/12	4,697,000	5,077,232
•#Resona Bank 144A 5.85% 9/29/49	4,390,000	4,341,280
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	2,960,000	3,069,709
•#Skandinaviska Enskilda 144A 8.125% 9/29/49	2,310,000	2,380,030
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	5,410,000	5,394,197

		49,931,503

Basic Industry — 1.98%
Alcan 5.75% 6/1/35	500,000	493,301
Barrick Gold Finance 7.50% 5/1/07	2,815,000	2,936,053
#Codelco 144A 5.625% 9/21/35	2,380,000	2,364,920
Lubrizol 4.625% 10/1/09	2,565,000	2,523,773
Newmont Gold 8.91% 1/5/09	404,961	423,776
#Southern Peru Copper 144A 7.50% 7/27/35	6,635,000	6,666,272
Stone Container
9.25% 2/1/08	1,465,000	1,501,625
9.75% 2/1/11	3,775,000	3,850,500

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
Teck Cominco 6.125% 10/1/35	750,000	737,960
Temple-Inland 5.003% 5/17/07	2,940,000	2,940,761
Valspar 6.00% 5/1/07	10,000	10,168

		24,449,109

Brokerage – 1.56%
Amvescap 4.50% 12/15/09	2,315,000	2,279,092
Credit Suisse First Boston USA 6.125% 11/15/11	5,560,000	5,914,478
E Trade Financial 8.00% 6/15/11	205,000	212,688
#E Trade Group 144A 8.00% 6/15/11	565,000	586,188
Franklin Resources 3.70% 4/15/08	3,357,000	3,280,937
Goldman Sachs 6.345% 2/15/34	3,570,000	3,732,160
Morgan Stanley 4.75% 4/1/14	3,385,000	3,271,345

		19,276,887

Capital Goods – 0.61%
General Electric 5.00% 2/1/13	5,622,000	5,677,360
York International 6.625% 8/15/06	1,850,000	1,876,220

		7,553,580

Communications – 5.65%
Alltel 4.656% 5/17/07	2,840,000	2,838,458
BellSouth
4.20% 9/15/09	2,000,000	1,962,988
6.00% 11/15/34	605,000	609,618
Citizens Communications 9.25% 5/15/11	3,115,000	3,434,288
COX Communications 4.625% 1/15/10	2,450,000	2,397,783
CSC Holdings
8.125% 7/15/09	765,000	774,563
10.50% 5/15/16	1,230,000	1,329,938
GTE California 7.65% 3/15/07	4,965,000	5,152,260
InterActiveCorp 6.75% 11/15/05	3,993,000	4,001,545
MCI
6.908% 5/1/07	2,865,000	2,893,650
7.688% 5/1/09	2,415,000	2,511,600
Nextel Communications 6.875% 10/31/13	3,860,000	4,100,837
Qwest Service 13.50% 12/15/10	1,515,000	1,742,250
SBC Communications
4.125% 9/15/09	1,910,000	1,863,520
6.15% 9/15/34	4,920,000	5,052,102
Sprint Capital
4.78% 8/17/06	1,900,000	1,903,340
6.375% 5/1/09	1,796,000	1,887,228
7.625% 1/30/11	75,000	84,018
8.75% 3/15/32	4,055,000	5,454,075
#Telecom Italia Capital 144A 4.00% 1/15/10	1,850,000	1,778,118
Telefonos de Mexico
4.50% 11/19/08	3,090,000	3,057,796
8.25% 1/26/06	840,000	851,100
Thomson 5.75% 2/1/08	2,292,000	2,339,942
Time Warner Entertainment 8.375% 3/15/23	1,917,000	2,331,057
Verizon Global
4.90% 9/15/15	765,000	749,485
5.85% 9/15/35	3,845,000	3,794,557
Verizon Wireless 5.375% 12/15/06	4,807,000	4,855,046

		69,751,162

Consumer Cyclical – 5.78%
Centex
•3.95% 8/1/07	2,770,000	2,773,449
4.875% 8/15/08	5,020,000	5,007,158
Corrections Corporation of America 7.50% 5/1/11	1,282,000	1,328,473
• DaimlerChrysler Holding 4.314% 9/10/07	3,405,000	3,414,909
Dana 5.85% 1/15/15	1,785,000	1,409,047
Darden Restaurants 6.00% 8/15/35	2,585,000	2,449,430
Ford Motor 7.45% 7/16/31	1,540,000	1,208,900
Ford Motor Credit
5.625% 10/1/08	1,875,000	1,772,994
5.70% 1/15/10	2,750,000	2,500,432
6.625% 6/16/08	2,720,000	2,660,076
7.00% 10/1/13	5,250,000	4,875,848
General Motors Acceptance Corporation
•4.559% 7/16/07	3,645,000	3,546,275
6.75% 12/1/14	5,950,000	5,184,002
Johnson Controls 5.00% 11/15/06	1,085,000	1,088,373

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
Jones Apparel 4.25% 11/15/09	1,775,000	1,683,311
Kohl’s 7.25% 6/1/29	2,415,000	2,829,385
•Liberty Media 5.37% 9/17/06	2,585,000	2,607,153
Limited Brands 6.95% 3/1/33	977,000	954,138
Lodgenet Entertainment 9.50% 6/15/13	1,655,000	1,820,500
Lowe’s 7.50% 12/15/05	4,686,000	4,714,346
May Department Stores 3.95% 7/15/07	3,987,000	3,932,673
MGM MIRAGE 9.75% 6/1/07	1,975,000	2,113,250
#Neiman Marcus 144A 10.375% 10/15/15	1,195,000	1,195,000
Time Warner 8.18% 8/15/07	4,320,000	4,579,775
Visteon 8.25% 8/1/10	3,110,000	2,970,050
Wendy’s International 6.35% 12/15/05	2,790,000	2,799,453

		71,418,400

Consumer Non-Cyclical – 4.09%
Albertson’s 8.00% 5/1/31	2,770,000	2,528,827
Amgen 4.00% 11/18/09	1,260,000	1,233,025
HCA 5.50% 12/1/09	2,445,000	2,407,019
Kraft Foods
4.125% 11/12/09	6,900,000	6,734,400
6.50% 11/1/31	1,065,000	1,185,332
Kroger 6.375% 3/1/08	2,415,000	2,493,297
Medco Health Solutions 7.25% 8/15/13	3,225,000	3,559,623
MedPartners 7.375% 10/1/06	4,823,000	4,937,546
#Medtronic 144A
4.375% 9/15/10	1,950,000	1,927,776
4.75% 9/15/15	2,235,000	2,204,474
#Miller Brewing 144A 5.50% 8/15/13	8,105,000	8,312,942
Philip Morris 6.375% 2/1/06	2,000,000	2,011,142
Safeway 6.15% 3/1/06	1,375,000	1,380,493
Schering-Plough 6.75% 12/1/33	273,000	316,164
Universal 6.50% 2/15/06	1,740,000	1,752,883
UST 6.625% 7/15/12	2,510,000	2,706,430
WellPoint
3.75% 12/14/07	3,543,000	3,472,703
4.25% 12/15/09	1,375,000	1,346,238

		50,510,314

Electric – 6.78%
Ameren 4.263% 5/15/07	3,431,000	3,402,018
Appalachian Power 4.40% 6/1/10	6,095,000	5,971,887
Arizona Public Service 5.50% 9/1/35	2,120,000	2,076,025
Avista
7.75% 1/1/07	2,872,000	2,968,551
9.75% 6/1/08	2,245,000	2,492,365
•Avista Capital Trust III 6.50% 4/1/34	990,000	1,004,315
#Caithness Coso Funding 144A 5.489% 6/15/19	3,675,000	3,685,624
CC Fund Trust I 6.90% 2/16/07	2,011,000	2,067,455
Detroit Edison
5.05% 10/1/05	4,091,000	4,091,000
5.70% 10/1/37	9,455,000	9,435,617
Dominion Resources
•4.30% 9/28/07	3,935,000	3,936,149
7.195% 9/15/14	2,040,000	2,296,518
Duke Capital
4.331% 11/16/06	1,471,000	1,463,789
5.668% 8/15/14	2,816,000	2,864,680
FPL Group Capital 4.086% 2/16/07	1,000,000	993,752
National Rural Utilities Cooperative Finance 3.875% 2/15/08	4,070,000	4,008,616
Pepco Holdings 5.50% 8/15/07	3,320,000	3,363,050
#Power Contract Financing 144A
5.20% 2/1/06	894,345	896,500
6.256% 2/1/10	4,430,000	4,527,190
PSEG Energy Holdings 7.75% 4/16/07	2,610,000	2,681,775
PSEG Funding Trust 5.381% 11/16/07	4,855,000	4,895,263
• SCANA 4.02% 3/1/08	2,430,000	2,431,720
Southern California Edison
•3.925% 12/13/07	3,360,000	3,360,746
5.75% 4/1/35	3,070,000	3,170,389
6.00% 1/15/34	10,000	10,706
Southern Capital Funding 5.30% 2/1/07	1,621,000	1,634,555
TECO Energy 7.20% 5/1/11	210,000	223,650
TXU Electric Delivery 7.00% 5/1/32	1,265,000	1,455,341

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
TXU Energy 7.00% 3/15/13	2,085,000	2,266,833

		83,676,079

Energy – 0.98%
Apache Finance 7.00% 3/15/09	220,000	238,911
#Canadian Oil Sands 144A 4.80% 8/10/09	2,545,000	2,524,683
Nexen 5.875% 3/10/35	2,135,000	2,099,956
Tesoro 8.00% 4/15/08	2,350,000	2,461,625
USX 9.125% 1/15/13	2,507,000	3,093,105
Valero Energy 6.125% 4/15/07	1,675,000	1,709,962

		12,128,242

Finance – 2.27%
American General Finance 4.875% 7/15/12	3,480,000	3,436,079
•Berkshire Hathaway 3.60% 1/11/08	1,540,000	1,542,111
General Electric Capital 6.75% 3/15/32	400,000	472,062
Household Finance 4.625% 9/15/10	4,650,000	4,595,409
International Lease Finance 4.625% 6/2/08	315,000	313,270
Nuveen Investments 5.00% 9/15/10	3,610,000	3,577,954
•#Premium Asset Trust Series 2005-2 144A 3.78% 2/2/07	3,910,000	3,910,000
#Residential Capital 144A
6.375% 6/30/10	3,280,000	3,326,261
6.875% 6/30/15	6,590,000	6,908,100

		28,081,246

Insurance – 5.13%
#Farmers Exchange Capital 144A 7.05% 7/15/28	1,665,000	1,724,018
#Farmers Insurance Exchange 144A
6.00% 8/1/14	2,205,000	2,237,418
8.625% 5/1/24	7,295,000	8,735,412
Marsh & McLennan
• 3.71% 7/13/07	3,595,000	3,580,354
5.15% 9/15/10	3,560,000	3,540,748
5.375% 3/15/07	4,625,000	4,636,706
5.375% 7/15/14	385,000	372,932
5.75% 9/15/15	4,980,000	4,937,122
MetLife
5.00% 6/15/15	2,440,000	2,413,101
5.70% 6/15/35	575,000	573,632
#Nippon Life Insurance 144A 4.875% 8/9/10	4,305,000	4,269,238
•#North Front Pass-Through Trust 144A 5.81% 12/15/24	5,270,000	5,309,404
•#Oil Insurance 144A 5.15% 8/15/33	7,470,000	7,429,557
Saint Paul Travelers 5.01% 8/16/07	4,540,000	4,547,132
•#Twin Reefs Pass-Through Trust 144A 4.728% 12/31/49	3,400,000	3,392,996
Willis Group
5.125% 7/15/10	2,360,000	2,360,736
5.625% 7/15/15	3,295,000	3,279,896

		63,340,402

Natural Gas – 1.97%
Atmos Energy
•3.974% 10/15/07	2,860,000	2,862,994
4.00% 10/15/09	2,715,000	2,620,952
Enterprise Products Operating
4.00% 10/15/07	2,510,000	2,460,987
4.625% 10/15/09	2,295,000	2,244,714
Sempra Energy
•4.29% 5/21/08	3,355,000	3,365,837
4.621% 5/17/07	3,680,000	3,673,729
Valero Logistics Operations 6.05% 3/15/13	4,530,000	4,714,626
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	2,294,000	2,369,679

		24,313,518

Real Estate – 0.26%
Developers Diversified Realty 4.625% 8/1/10	3,285,000	3,210,102

		3,210,102

Technology – 0.44%
Motorola 4.608% 11/16/07	5,430,000	5,426,433

		5,426,433

Transportation – 1.72%
American Airlines 6.817% 5/23/11	3,140,000	2,881,304
Continental Airlines 6.503% 6/15/11	4,230,000	4,075,785
•CSX 4.01% 8/3/06	2,046,000	2,049,849
#Erac USA Finance 144A 7.35% 6/15/08	9,990,000	10,595,684
‡United Air Lines 7.73% 7/1/10	1,733,673	1,656,629

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
		21,259,251

Total Corporate Bonds (cost $532,368,518)		534,326,229

Foreign Agencies – 0.33%
Pemex Project Funding Master Trust 6.125% 8/15/08	2,530,000	2,612,225
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35	1,450,000	1,427,888

Total Foreign Agencies (cost $4,081,418)		4,040,113

Municipal Bonds – 3.78%
California State 5.00% 2/1/33	5,000	5,170
California State Economic Recovery Series A 5.25% 7/1/13	1,305,000	1,445,274
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,196,318
Colorado Department of Transportation Revenue Series B 5.00% 12/15/13 (FGIC)	6,635,000	7,249,268
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	2,160,000	2,256,206
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	4,820,000	5,178,271
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Series A 5.00% 6/1/45 (AMBAC)	1,200,000	1,219,704
Series B 5.50% 6/1/43	1,735,000	1,940,806
Series B 5.625% 6/1/38	5,000	5,634
Illinois State Taxable Pension 5.10% 6/1/33	2,965,000	2,931,822
Liberty Development Goldman 5.25% 10/1/35	4,765,000	5,320,599
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)	790,000	830,503
New Jersey Economic Development Cigarette Tax 5.75% 6/15/29	2,060,000	2,192,520
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	2,655,000	2,876,374
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,344,461
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,167,964
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	690,000	715,268
6.07% 7/1/26	3,025,000	3,208,618
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,551,161

Total Municipal Bonds (cost $45,265,503)		46,635,941

Non-Agency Asset Backed Securities – 2.87%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34	24,325	24,240
AmeriCredit Automobile Receivables Trust Series 2001-C A4 5.01% 7/14/08	1,768,763	1,772,249
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09	1,540,000	1,537,800
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	906,959	888,032
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	2,140,000	2,043,617
Countrywide Asset-Backed Certificates
•Series 2004-9 AF2 3.337% 9/25/23	2,400,000	2,377,645
#Series 2004-BC1N 144A 5.50% 4/25/35	358,304	357,968
Series 2004-S1 A2 3.872% 3/25/20	2,800,000	2,754,561
•Series 2005-12 2A2 4.898% 2/25/36	4,700,000	4,700,000
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34	669,638	665,453
MBNA Credit Card Master Note Trust
Series 2001-A1 A1 5.75% 10/15/08	420,000	423,534
Series 2005-A3 A3 4.10% 10/15/12	1,650,000	1,614,422
Mid-State Trust
Series 11 A1 4.864% 7/15/38	995,661	951,257
Series 2004-1 A 6.005% 8/15/37	639,646	661,052
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12	3,196,875	3,265,883
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35	3,005,000	2,965,177
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	2,015,000	1,997,792
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	85,105	84,680
#Sharp 144A
Series 2003-HE1N N 6.90% 11/25/33	104,915	104,854
Series 2004-2N 7.00% 1/25/34	521,705	521,705
#Sierra Receivables Funding Company
Series 2003-1A A 144A 3.09% 1/15/14	865,535	849,964
Series 2003-2A A1 144A 3.03% 12/15/15	957,905	932,642
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	2,242,811	2,070,582
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10	1,835,798	1,837,612

Total Non-Agency Asset Backed Securities (cost $38,654,222)		35,402,721

Non-Agency Collateralized Mortgage Obligations – 11.76%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	2,807,107	2,840,441
Series 2004-2 1A1 6.00% 3/25/34	2,651,336	2,682,820
Series 2004-10 1CB1 6.00% 11/25/34	1,416,702	1,442,350
Series 2004-11 1CB1 6.00% 12/25/34	4,683,630	4,768,275
Series 2005-9 5A1 5.50% 10/25/20	3,911,000	3,962,332
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.428% 5/25/33	140,867	140,794

	Principal	Market
	Amount (U.S.$)	Value (U.S.$)
•Series 2003-I 2A4 3.828% 10/25/33	4,105,000	4,077,423
•Series 2004-A 1A1 3.482% 2/25/34	1,337,777	1,330,054
•Series 2004-E 1A1 3.522% 6/25/34	2,459,828	2,421,077
Series 2005-9 2A1 4.75% 10/25/20	4,865,000	4,790,505
•Series 2005-B 2A1 4.41% 3/25/35	2,187,171	2,153,798
•Series 2005-E 2A1 4.989% 6/25/35	2,525,470	2,528,627
•Series 2005-F 2A3 4.741% 7/25/35	4,999,375	4,952,506
•Series 2005-I 2A1 4.894% 10/25/35	7,065,000	7,064,999
Bear Stearn Adjustable Rate Mortgage Trust Series 05-10 A1B 4.75% 10/31/35	3,250,000	3,231,719
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	6,195,036	6,280,050
•Series 2004-J7 1A2 4.673% 8/25/34	2,565,000	2,559,593
Series 2005-63 3A1 5.934% 11/25/35	5,320,000	5,375,694
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	634,167	649,114
•Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34	682,845	681,468
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	870,773	919,875
•Series 2004-AR5 4A1 5.694% 10/25/34	2,145,601	2,166,413
Series 2004-FA1 1A1 6.25% 10/25/34	5,396,671	5,488,498
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	906,337	958,844
Series 1999-3 A 8.00% 8/19/29	1,685,901	1,795,339
Series 2005-RP1 1A3 8.00% 1/25/35	2,308,611	2,468,428
Series 2005-RP1 1A4 8.50% 1/25/35	1,178,795	1,286,939
•Indymac Index Mortgage Loan Trust Series 2004-AR4 1A 4.686% 8/25/34	1,387,457	1,389,116
•JP Morgan Mortgage Trust Series 2005-A6 1A2 5.158% 9/25/35	4,865,000	4,861,959
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.90% 12/25/33	2,865,000	2,838,339
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	662,395	681,530
Series 2003-9 1A1 5.50% 12/25/18	2,747,318	2,774,791
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	3,245,982	3,465,800
Series 2005-2 1A4 8.00% 5/25/35	4,347,705	4,639,817
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35	2,986,580	2,986,580
Nomura Asset Acceptance
•Series 2004-AP2 A2 4.099% 7/25/34	1,822,717	1,818,733
Series 2005-WF1 2A2 4.786% 3/25/35	4,685,000	4,630,767
Prime Mortgage Trust 2004-2 A2 4.75% 11/25/19	3,930,030	3,895,387
Residental Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	2,187,876	2,234,316
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	2,211,329	2,221,004
•Structured Asset Securities Series 2002-22H 1A 7.00% 11/25/32	568,053	579,433
Thornburg Mortgage Securities Trust Series 2005-3 A1 4.068% 9/25/35	1,205,000	1,205,000
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	1,025,051	1,005,784
•Series 2003-AR9 1A7 4.057% 9/25/33	1,991,991	1,968,673
Series 2004-CB3 4A 6.00% 10/25/19	3,398,090	3,473,480
•Series 2005-AR3 A1 4.653% 3/25/35	5,151,522	5,093,412
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD 2A3 4.53% 1/25/35	2,900,000	2,873,605
Series 2004-I 1A1 3.383% 7/25/34	4,111,800	4,092,179
Series 2004-T A1 3.454% 9/25/34	3,797,682	3,780,051
Series 2005-AR16 2A1 4.947% 10/25/35	3,655,000	3,649,432

Total Non-Agency Collateralized Mortgage Obligations (cost $143,245,395)		145,177,163

U.S. Treasury Obligations – 19.25%
µU.S. Treasury Bonds 5.375% 2/15/31	46,885,000	52,540,550
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	7,476,708	7,288,040
2.00% 1/15/14	3,520,942	3,595,350
3.00% 7/15/12	13,256,520	14,429,934
U.S. Treasury Notes
2.75% 8/15/07	10,000	9,751
3.75% 3/31/07	35,620,000	35,402,967
3.875% 9/15/10	2,175,000	2,144,924
4.125% 8/15/10	3,460,000	3,445,541
4.25% 8/15/15	95,236,000	94,670,585
^U.S. Treasury Strip 4.199% 11/15/13	34,430,000	24,221,849

Total U.S. Treasury Obligations (cost $235,218,736)		237,749,491

	Number of
	Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0

Total Warrant (cost $370,046)		0

	Principal
	Amount (U.S.$)
≠Commercial Paper – 6.46%
BP Amoco Capital 3.86% 10/3/05	$17,450,000	17,446,258
Fountain Square 3.818% 12/1/05	4,540,000	4,511,056
Goldman Sachs 3.80% 10/3/05	5,445,000	5,443,850
Lehman Brothers Holdings 3.88% 10/3/05	17,475,000	17,471,234
Rabobank USA Financial 3.88% 10/3/05	17,450,000	17,446,238
Steamboat Funding 3.88% 10/5/05	17,450,000	17,442,477

Total Commercial Paper (cost $79,760,902)		79,761,113

Total Market Value of Securities – 103.16% (cost $1,271,205,721)		1,273,827,438
Liabilities Net of Receivables and Other Assets (See Notes) – (3.16%)		(38,971,028)

Net Assets Applicable to 94,875,973 Shares Outstanding – 100.00%		$1,234,856,410

•	Variable rate notes. The interest rate shown is the rate as of September 30, 2005.

^	Zero coupon bond. The interest rate shown is the yield at the time of purchase

…	Non-income producing security for the period ended September 30, 2005.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. See Note 1 in “ Notes.” At September 30, 2005, 10 securities were fair valued which represented 1.11% of the Fund’s net assets.

@	Illiquid security. See Note 4 in “Notes.” At September 30, 2005, 10 securities were deemed illiquid which represented 1.11% of the Fund’s net assets.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in “Notes.”

##	Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals 0.10% of the Fund’s net assets. See Note 4 in “Notes.” ≠ The interest rate shown is the effective yield at the time of purchase.

•	The interest rate shown is the effective yield at the time of purchase.

‡	Non-income producing security. Security is currently in default.

µ	Fully or partially pledged as collateral for financial futures contracts.
Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CDO – Collateralized Debt Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
PRN – Principal Only Strip
S.F. – Single Family
yr – Year
TBA – To Be Announced
The following futures contracts were outstanding at September 30, 2005:
Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
623 U.S. Treasury 10 year Notes	$69,518,395	$68,481,328	12/20/05	$(1,037,067)
(90) U.S. Treasury long Bond	(10,386,529)	(10,296,563)	12/20/05	89,966

				$(947,101)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Bond Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,273,174,486

Aggregate unrealized appreciation	12,200,639
Aggregate unrealized depreciation	(11,547,687)

Net unrealized appreciation	$652,952

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.
4. Credit and Market Risk
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 14.10% of total net assets. Rule 144A securities comprising 1.00% of total net assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Capital Appreciation Fund
September 30, 2005

	Number of	Market
	Shares	Value
		(U.S. $)
Common Stock – 99.08%
Aerospace & Defense – 7.98%
Boeing	333,410	$22,655,209
British Aerospace (Great Britain)	265,116	1,607,779
General Dynamics	19,365	2,315,086
Honeywell International	112,365	4,213,688
Lockheed Martin	172,705	10,541,913
Northrop Grumman	45,550	2,475,643
Smiths Industries (Great Britain)	93,007	1,571,915

		45,381,233

Automobiles & Automotive Parts – 0.21%
Bayerische Motoren Werke (Germany)	25,216	1,181,920

		1,181,920

Banking – 0.44%
UBS	29,200	2,496,600

		2,496,600

Building & Materials – 2.85%
D.R. Horton	102,408	3,709,218
Masco	93,185	2,858,916
†NVR	4,510	3,991,125
Pulte Homes	132,110	5,670,160

		16,229,419

Cable, Media & Publishing – 3.79%
British Sky Broadcasting (Great Britain)	183,065	1,811,824
†Comcast Special Class A	686,840	19,767,255

		21,579,079

Chemicals – 0.99%
†CF Industries	94,665	1,401,989
Lyondell Chemical	89,130	2,550,901
Syngenta (Switzerland)	15,973	1,672,339

		5,625,229

Computers & Technology – 11.40%
Adobe Systems	116,030	3,463,496
†Citrix Systems	42,660	1,072,472
†Dell	104,395	3,570,309
†eBay	173,850	7,162,619
†Electronic Arts	75,580	4,299,746
†EMC	355,440	4,599,394
First Data	70,365	2,814,600
†Google Class A	12,445	3,938,345
Hewlett-Packard	164,565	4,805,298
Microsoft	191,980	4,939,645
†NAVTEQ	51,755	2,585,162
†Oracle	247,525	3,066,835
SAP ADR	130,630	5,660,198
†Yahoo	379,740	12,850,401

		64,828,520

Consumer Products – 4.21%
Esprit Holdings (Hong Kong)	365,500	2,732,763
Procter & Gamble	303,075	18,020,839
Reckitt Benckiser (Great Britain)	105,140	3,201,523

		23,955,125

Consumer Services – 1.42%
ARAMARK Class B	22,920	612,193
†Iron Mountain	31,945	1,172,382
Moody’s	44,515	2,273,826
Paychex	108,200	4,012,056

		8,070,457

Electronics & Electrical Equipment – 7.89%

	Number of	Market
	Shares	Value
		(U.S. $)
Emerson Electric	12,875	924,425
General Electric	95,075	3,201,175
Koninklijke Philips Electronics ADR	159,230	4,248,256
Linear Technology	294,420	11,067,248
Maxim Integrated Products	438,125	18,686,032
†Novellus Systems	59,860	1,501,289
Texas Instruments	154,710	5,244,669

		44,873,094

Energy – 7.01%
Amerada Hess	15,090	2,074,875
Apache	72,235	5,433,517
EnCana	33,620	1,960,382
EOG Resources	58,855	4,408,240
Exxon Mobil	140,550	8,930,547
Halliburton	101,135	6,929,770
Schlumberger Limited	58,990	4,977,576
Suncor Energy	37,000	2,239,610
†Transocean	47,395	2,905,787

		39,860,304

Farming & Agriculture – 0.78%
Monsanto	70,830	4,444,583

		4,444,583

Finance – 1.99%
Chicago Mercantile Exchange	4,015	1,354,260
Credit Saison (Japan)	39,100	1,715,577
Merrill Lynch	58,900	3,613,514
Morgan Stanley	48,985	2,642,251
T. Rowe Price Group	30,460	1,989,038

		11,314,640

Food, Beverage & Tobacco – 2.58%
Diageo ADR	50,245	2,914,712
PepsiCo	56,220	3,188,236
Whole Foods Market	48,795	6,560,488
Wrigley (Wm) Jr.	28,295	2,033,845

		14,697,281

Health Care & Pharmaceuticals – 17.62%
Alcon	87,665	11,210,600
†Amgen	78,815	6,279,191
†Caremark Rx	209,675	10,469,073
†Celgene	60,215	3,270,879
†Coventry Health Care	86,370	7,429,547
†Genentech	51,910	4,371,341
†Gilead Sciences	109,015	5,315,571
†Intuitive Surgical	20,355	1,491,818
†Invitrogen	31,710	2,385,543
Johnson & Johnson	33,625	2,127,790
Lilly (Eli)	201,960	10,808,899
Medtronic	76,265	4,089,329
†Patterson Dental	108,645	4,349,059
Sanofi-Aventis ADR	36,740	1,526,547
†St. Jude Medical	15,210	711,828
Stryker	21,645	1,069,912
Teva Pharmaceutical Industries ADR	178,190	5,955,110
UnitedHealth Group	236,695	13,302,260
†Varian Medical Systems	70,290	2,777,158
Wyeth	26,960	1,247,439

		100,188,894

Industrial Machinery – 0.98%
Precision Castparts	105,425	5,598,068

		5,598,068

Insurance – 1.43%
Berkley (W.R.)	81,014	3,198,433
MBIA	56,040	3,397,145
Montpelier RE Holdings	61,660	1,532,251

		8,127,829

Leisure, Lodging & Entertainment – 2.40%
Carnival	101,880	5,091,963
Harley-Davidson	95,785	4,639,825
Harrah’s Entertainment	59,895	3,904,555

		13,636,343

	Number of	Market
	Shares	Value
		(U.S. $)
Metals & Mining – 1.88%
Cia Vale do Rio Doce ADR	188,550	8,269,803
Inco	50,695	2,400,408

		10,670,211

Packaging & Containers – 0.45%
Ball	70,605	2,594,028

		2,594,028

Retail – 6.41%
Best Buy	90,207	3,926,711
Costco Wholesale	26,990	1,162,999
Inditex (Spain)	50,725	1,489,109
Lowe’s	144,155	9,283,581
Nordstrom	102,640	3,522,605
†Office Depot	63,990	1,900,503
Penney (J.C.)	27,085	1,284,371
Staples	168,877	3,600,458
Target	85,385	4,434,043
Walgreens	134,700	5,852,715

		36,457,095

Telecommunications – 10.26%
†Cisco Systems	1,338,067	23,991,542
†Corning	357,945	6,919,077
†Crown Castle International	90,515	2,229,384
†Juniper Networks	222,060	5,282,807
Nokia ADR	413,735	6,996,259
QUALCOMM	104,915	4,694,946
†Research In Motion	120,185	8,220,654

		58,334,669

Textiles, Apparel & Furniture – 2.01%
Burberry Group (Great Britain)	387,871	2,957,809
†Coach	52,425	1,644,048
†Mohawk Industries	5,790	464,648
NIKE Class B	68,505	5,595,487
†Quiksilver	53,330	770,619

		11,432,611

Transportation & Shipping – 1.81%
†AMR	56,515	631,838
†JetBlue Airways	33,370	587,312
Southwest Airlines	74,185	1,101,647
United Parcel Service Class B	115,205	7,964,122

		10,284,919

Utilities – 0.29%
†AES	100,355	1,648,833

		1,648,833

Total Common Stock (cost $439,558,261)		563,510,984

	Principal
	Amount
≠Commercial Paper – 0.83%
UBS Finance 3.861% 10/3/05	$4,700,000	4,698,992

Total Commercial Paper (cost $4,698,992)		4,698,992

Total Market Value of Securities – 99.91%
(cost $444,257,253)		568,209,976
Receivables and Other Assets Net of Liabilities (See Notes) – 0.09%		496,053

Net Assets Applicable to 31,416,090 Shares Outstanding – 100.00%		$568,706,029

†Non-income producing security for the period ended September 30, 2005.

≠The interest rate shown is the effective yield as of the time of purchase.
ADR – American Depositary Receipt
Foreign Currency Exchange Contracts1
The following foreign currency exchange contracts were outstanding at September 30, 2005:

						Unrealized
			Value of Contract			Appreciation
Contracts to Deliver	In Exchange for		at 9/30/05		Settlement Date	(Depreciation)

(250,000) British Pounds	US$	440,325	US$	(440,554)	1/27/06	$(229)
(850,000) British Pounds	US$	1,534,250	US$	(1,497,866)	2/23/06	36,384
(2,850,00) British Pounds	US$	5,202,961	US$	(5,023,209)	12/2/05	179,752
(425,000) European Monetary Units	US$	536,533	US$	(514,644)	2/9/06	21,889
(6,365,000) European Monetary Units	US$	7,808,396	US$	(7,701,584)	1/27/06	106,812

						$344,608

[1]See Note 3 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (the “Trust”) – Capital Appreciation Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$444,898,281

Aggregate unrealized appreciation	129,946,659
Aggregate unrealized depreciation	(6,634,964)

Net unrealized appreciation	$123,311,695

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $418,172,580 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $264,303,499 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.
3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At September 30, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Core Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock – 79.06%
Commercial Services – 0.21%
ARAMARK Class B	700	$18,697

		18,697

Communications – 0.09%
Verizon Communications	250	8,173

		8,173

Consumer Durables – 0.24%
Hasbro	1,100	21,615

		21,615

Consumer Non-Durables – 6.69%
†Dean Foods	800	31,088
General Mills	600	28,920
Gillette	1,100	64,020
Heinz (H.J.)	1,400	51,156
Hershey	300	16,893
Kimberly-Clark	1,100	65,483
PepsiCo	2,300	130,433
Procter & Gamble	1,700	101,082
†TreeHouse Foods	640	17,203
Wrigley, (Wm) Jr	1,200	86,256

		592,534

Consumer Services – 7.17%
ARAMARK Class B	700	18,697
Cendant	1,400	28,896
†Comcast Special Class A	2,050	58,999
Disney (Walt)	5,500	132,715
Fairmont Hotels & Resorts	1,400	46,788
Gannett	1,350	92,921
International Game Technology	800	21,600
†Liberty Media Class A	1,400	11,270
Marcus	1,000	20,040
Meredith	1,000	49,890
Time Warner	6,900	124,959
Viacom Class B	1,425	47,039

		635,117

Electronic Technology – 6.27%
†Avid Technology	400	16,560
†Cisco Systems	5,100	91,443
†Dell	700	23,940
†EMC	5,100	65,994
†Freescale Semiconductor Class B	1,350	31,833
Hewlett-Packard	3,100	90,520
Intel	2,750	67,788
†Lucent Technologies	6,200	20,150
Motorola	1,800	39,762
Raytheon	2,300	87,446
Texas Instruments	600	20,340

		555,776

Energy Minerals – 7.19%
BP ADR	1,400	99,190
Canadian Natural Resources	800	36,152

	Number of	Market
	Shares	Value
†Cimarex Energy	600	27,198
EnCana	2,450	142,860
Exxon Mobil	4,700	298,637
Suncor Energy	550	33,292

		637,329

Finance – 9.59%
American Express	700	40,208
Bank of America	1,800	75,780
Bank of New York	1,200	35,292
†Berkshire Hathaway Class A	2	163,999
†Berkshire Hathaway Class B	15	40,965
Bunge Limited	650	34,203
Forest City Enterprises	3,000	114,300
Goldman Sachs Group	200	24,316
JPMorgan Chase	1,500	50,895
Merrill Lynch	1,650	101,228
St. Joe	400	24,980
†Tejon Ranch	200	9,400
Wells Fargo	2,300	134,711

		850,277

Health Technology – 7.10%
†Amgen	1,100	87,637
Bard (C.R.)	400	26,412
†Biogen Idec	700	27,636
†Genentech	300	25,263
†IDEXX Laboratories	950	63,536
Johnson & Johnson	2,500	158,200
Lilly (Eli)	450	24,084
Medtronic	1,000	53,620
Pfizer	4,100	102,377
Teva Pharmaceutical Industries ADR	700	23,394
Wyeth	800	37,016

		629,175

Industrial Services – 2.40%
ENSCO International	1,150	53,579
Schlumberger	800	67,504
Waste Management	3,200	91,552

		212,635

Non-Energy Minerals – 2.85%
Alcoa	1,200	29,304
Newmont Mining	1,400	66,038
Rio Tinto ADR	450	73,935
United States Steel	1,000	42,350
Weyerhaeuser	600	41,250

		252,877

Process Industries – 2.68%
Cytec Industries	700	30,366
Dow Chemical	1,200	50,004
duPont (E.I.) deNemours	2,050	80,299
PPG Industries	1,300	76,947

		237,616

Producer Manufacturer – 10.81%
3M	3,550	260,428
American Power Conversion	1,200	31,080
Cooper Industries	400	27,656
General Electric	9,700	326,598
Honeywell International	1,200	45,000
Masco	1,000	30,680
Pitney Bowes	700	29,218
Tyco International	3,150	87,728
United Technologies	2,300	119,232

		957,620

	Number of	Market
	Shares	Value
Retail Trade – 4.57%
†Amazon.com	400	18,120
†Bed Bath & Beyond	1,400	56,252
Costco Wholesale	1,000	43,090
Home Depot	2,200	83,908
Tiffany & Co	400	15,908
Wal-Mart Stores	2,900	127,078
Walgreen	1,400	60,830

		405,186

Technology Services – 7.99%
Automatic Data Processing	1,800	77,472
International Business Machines	1,200	96,264
Microsoft	15,200	391,095
†Symantec	2,700	61,182
†VeriSign	500	10,685
†Yahoo	2,100	71,064

		707,762

Transportation – 2.48%
Florida East Coast Industries	1,700	76,993
Southwest Airlines	1,700	25,245
United Parcel Service Class B	1,700	117,521

		219,759

Utilities – 0.73%
Cinergy	1,200	53,292
KeySpan	300	11,034

		64,326

Total Common Stock (cost $6,946,672)		7,006,474

	Principal
	Amount
Federal Agency (Discount Note) – 26.63%
^Federal Home Loan Discount Note 3.168% 10/3/05	$2,360,000	2,359,584

Total Federal Agency (Discount Note) (cost $2,359,584)		2,359,584

	Number of
	Shares
Exchange Traded Funds – 2.40%
iShares MSCI Japan Index Fund	10,400	126,776
S & P 500 Depositary Receipt	700	86,002

Total Exchange Traded Funds (cost $199,579)		212,778

Closed End Fund – 0.74%
Streettracks Gold Trust	1,400	65,408

Total Closed End Fund (cost $61,401)		65,408

Total Market Value of Securities – 108.83% (cost $9,567,236)		9,644,244
Liabilities Net of Receivables and Other Assets (See Notes) – (8.83%)z		(782,474)

Net Assets Applicable to 863,201 Shares Outstanding – 100.00%		$8,861,770

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

…Non-income producing security for the period ended September 30, 2005.

zOf this amount, $932,628 represents payables for securities purchased as of September 30, 2005.

ADR – American Depositary Receipts

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Core Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,577,025

Aggregate unrealized appreciation	224,096
Aggregate unrealized depreciation	(156,877)

Net unrealized appreciation	$67,219

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Equity-Income Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock– 98.59%
Aerospace & Defense – 0.62%
Boeing	46,500	$3,159,675
United Technologies	32,800	1,700,352

		4,860,027

Automobiles & Automotive Parts – 1.01%
Toyota Motor ADR	84,900	7,842,213

		7,842,213

Banking – 10.79%
Bank of America	333,900	14,057,190
Bank of New York	38,300	1,126,403
Cathay Bancorp	35,500	1,258,830
East-West Bancorp	129,800	4,418,392
Golden West Financial	122,900	7,299,031
Hudson City Bancorp	209,700	2,495,430
Investors Financial Services	60,900	2,003,610
Mellon Financial	121,600	3,887,552
Mitsubishi Financial Group ADR	168,800	2,199,464
Northern Trust	166,900	8,436,795
State Street	114,700	5,611,124
SunTrust Banks	14,382	998,830
Synovus Financial	22,200	615,384
UCBH Holdings	152,469	2,793,232
UnionBanCal	46,700	3,255,924
U.S. Bancorp	92,900	2,608,632
Wachovia	238,700	11,359,733
Washington Mutual	58,100	2,278,682
Wells Fargo	127,900	7,491,103

		84,195,341

Cable, Media & Publishing – 6.20%
Clear Channel Communications	32,800	1,078,792
†Comcast Special Class A	55,600	1,600,168
Disney (Walt)	180,700	4,360,291
Gannett	127,800	8,796,474
New York Times	261,600	7,782,600
News Corp Class B ADR	741,800	12,239,700
Omnicom Group	10,700	894,841
Scripps (E.W.)	58,631	2,929,791
Time Warner	256,900	4,652,459
Tribune	11,200	379,568
†Univision Communications Class A	35,500	941,815
†XM Satellite Radio Holdings Class A	75,444	2,709,194

		48,365,693

Chemicals – 1.92%
Airgas	30,900	915,567
Albemarle	22,500	848,250
Chemtura	47,300	587,466
duPont (E.I.) deNemours	35,000	1,370,950
†FMC	118,900	6,803,458
Praxair	55,400	2,655,322
Sigma-Aldrich	27,600	1,768,056

		14,949,069

	Number of	Market
	Shares	Value
Computers & Technology – 3.34%
†EMC	28,100	363,614
Hewlett-Packard	316,800	9,250,560
Microsoft	581,200	14,954,276
†WebMD Class A	1,400	34,509
†Yahoo	42,335	1,432,616

		26,035,575

Consumer Products – 0.10%
Alberto-Culver Class B	16,700	747,325

		747,325

Electronics & Electrical Equipment – 11.68%
†Advanced Micro Devices	126,000	3,175,200
American Power Conversion	49,159	1,273,218
Analog Devices	182,200	6,766,908
Applied Materials	341,400	5,790,144
†Arrow Electronics	68,500	2,148,160
†Avnet	220,800	5,398,560
†Cirrus Logic	113,088	858,338
†FormFactor	20,300	463,246
†Freescale Semiconductor Class A	19,600	458,836
†Freescale Semiconductor Class B	206,714	4,874,316
General Electric	361,830	12,182,816
Intel	478,100	11,785,165
KLA-Tencor	209,700	10,224,972
†Lam Research	178,900	5,451,083
Matsushita Electric ADR	61,900	1,059,109
†MEMC Electronic Materials	80,600	1,836,874
†MKS Instruments	134,000	2,308,820
National Semiconductor	373,600	9,825,680
†Varian	44,400	1,523,808
†Varian Semiconductor Equipment Associates	85,300	3,614,161

		91,019,414

Energy – 10.39%
Amerada Hess	38,200	5,252,500
BP ADR	98,300	6,964,555
Canadian Natural Resources	58,000	2,621,020
Canadian Natural Resources (Canada)	24,600	1,110,968
El Paso Energy	292,300	4,062,970
Exxon Mobil	455,800	28,961,532
Halliburton	219,400	15,033,288
Peabody Energy	38,500	3,247,475
Schlumberger Limited	49,600	4,185,248
Total ADR	70,800	9,616,056

		81,055,612

Financials – 9.20%
American Capital Strategies	103,900	3,808,974
†CapitalSource	71,400	1,556,520
Citigroup	290,198	13,209,813
Countrywide Financial	24,600	811,308
Fannie Mae	83,700	3,751,434
Freddie Mac	46,400	2,619,744
Goldman Sachs Group	43,700	5,313,046
JPMorgan Chase & Co.	268,936	9,124,998
Lehman Brothers Holdings	27,200	3,168,256
Merrill Lynch	135,200	8,294,520
National Financial Partners	11,200	505,568
Nomura Holdings ADR	87,200	1,355,088
Nuveen Investments	86,000	3,387,540
SLM	277,500	14,885,100

		71,791,909

Food, Beverage & Tobacco – 3.57%
Altria Group	133,500	9,840,285

	Number of	Market
	Shares	Value
Archer-Daniels-Midland	24,800	611,568
Coca-Cola	27,500	536,250
Coca-Cola Enterprises	250,900	10,836,371
Nestle ADR	38,500	2,829,454
PepsiCo	35,900	2,035,889
Sysco	35,700	1,119,909

		27,809,726

Health Care & Pharmaceuticals – 8.20%
Abbott Laboratories	89,100	3,777,840
Aetna	17,100	1,472,994
†Amgen	17,600	1,402,192
†Amylin Pharmaceuticals	117,600	4,091,304
Becton, Dickinson	22,500	1,179,675
†Biogen Idec	68,300	2,696,484
Cardinal Health	43,900	2,785,016
Cooper	27,300	2,091,453
†Health Net	86,400	4,088,448
†Hospira	92,800	3,802,016
Medtronic	79,300	4,252,066
Novartis ADR	22,700	1,157,700
Pfizer	293,000	7,316,210
Roche Holding ADR	63,400	4,420,914
Service Corp International	35,500	294,295
UnitedHealth Group	104,000	5,844,800
†WellPoint	30,300	2,297,346
Wyeth	239,000	11,058,529

		64,029,282

Home Builders – 0.18%
Monaco Coach	97,300	1,434,202

		1,434,202

Industrial Machinery – 2.28%
Caterpillar	87,400	5,134,750
Danaher	24,200	1,302,686
Dover	55,200	2,251,608
†Hexcel	68,500	1,252,865
Honeywell International	100,770	3,778,875
Illinois Tool Works	16,400	1,350,212
Rockwell Automation	52,000	2,750,800

		17,821,796

Insurance – 5.46%
Allstate	113,000	6,247,770
American International Group	378,580	23,456,817
Genworth Financial	47,900	1,544,296
Hartford Financial Services	68,200	5,262,994
Manulife Financial	16,400	874,448
Prudential Financial	77,400	5,229,144

		42,615,469

Leisure, Lodging & Entertainment – 0.09%
†Wynn Resorts	16,400	740,460

		740,460

Metals & Mining – 0.54%
†Goldcorp	16,900	338,676
Newmont Mining	81,600	3,849,072

		4,187,748

Packaging & Containers – 0.18%
Ball	38,400	1,410,816

		1,410,816

Real Estate – 5.52%
Duke Realty	32,800	1,111,264
Education Realty Trust	10,400	173,680
Equity Lifestyle Properties	18,845	848,025
Equity Office Properties Trust	336,100	10,993,831

	Number of	Market
	Shares	Value
Equity Residential	43,700	1,654,045
General Growth Properties	501,200	22,518,916
ProLogis	84,500	3,744,195
United Dominion Realty Trust	83,800	1,986,060

		43,030,016

Retail – 5.16%
CVS	174,100	5,050,641
Dollar General	63,200	1,159,088
Federated Department Stores	31,000	2,072,970
Home Depot	98,300	3,749,162
McDonald’s	122,900	4,115,921
†Office Depot	46,500	1,381,050
Staples	79,200	1,688,544
Wal-Mart Stores	458,200	20,078,324
Walgreen	22,400	973,280

		40,268,980

Telecommunications – 4.65%
ALLTEL	153,200	9,974,852
BellSouth	191,100	5,025,930
†Cisco Systems	221,200	3,966,116
†Corning	9,100	175,903
Motorola	158,400	3,499,056
Nokia ADR	24,600	415,986
QUALCOMM	41,200	1,843,700
Sprint	271,100	6,446,758
Verizon Communications	151,100	4,939,459

		36,287,760

Transportation & Shipping – 3.26%
†AirTran Holdings	18,800	238,008
Burlington Northern Santa Fe	167,870	10,038,626
Canadian National Railway	8,200	582,118
Canadian Pacific Railway	24,600	1,056,816
Laidlaw International	199,600	4,824,332
Norfolk Southern	213,360	8,653,882

		25,393,782

Utilities – 4.25%
AGL Resources	71,000	2,634,810
†CMS Energy	106,600	1,753,570
Constellation Energy	43,900	2,704,240
Dominion Resources	74,400	6,408,816
Edison International	122,900	5,810,712
Entergy	7,400	549,968
Exelon	103,900	5,552,416
ITC Holdings	15,000	434,700
Public Service Enterprise Group	27,400	1,763,464
TXU	49,300	5,564,984

		33,177,680

Total Common Stock (cost $676,687,106)		769,069,895

Convertible Preferred Stock– 0.55%
Insurance – 0.55%
Metlife	151,300	4,246,991

Total Convertible Preferred Stock (cost $3,910,372)		4,246,991

	Principal
	Amount
Convertible Bonds– 0.13%
Industrial Machinery – 0.04%
#ASM International NV 144A 4.25% 12/6/11	$370,000	345,488

		345,488

Transportation & Shipping – 0.09%
Airtran Holdings 7.00% 7/1/23	110,000	150,288
America West Airlines 7.50% 1/18/09	560,000	529,899

	Principal
	Amount
		680,187

Total Convertible Bonds (cost $1,035,371)		1,025,675

≠Commercial Paper– 0.46%
Rabobank USA Finance 3.88% 10/3/05	3,600,000	3,599,224

Total Commercial Paper (cost $3,599,224)		3,599,224

Total Market Value of Securities – 99.73%
(cost $685,232,073)		777,941,785
Receivables and Other Assets Net of Liabilities (See Notes) – 0.27%		2,125,772

Net Assets Applicable to 43,734,600 Shares Outstanding – 100.00%		$780,067,557

†	Non-income producing security for the period ended September 30, 2005.

≠	The interest rate shown is the effective yield at the time of purchase.

#	Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in “Notes.”
ADR – American Depositary Receipt
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (the “Trust”) – Equity-Income Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$689,280,580

Aggregate unrealized appreciation	101,416,945
Aggregate unrealized depreciation	(12,755,740)

Net unrealized appreciation	$88,661,205

3. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of September 30, 2005, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, 144A securities represented approximately 0.04% of total net assets. None of these securities has been determined to be illiquid under the Fund’s liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund
September 30, 2005

	Number of	Market
	Shares	Value (U.S.$)
Common Stock– 63.33%z
Automobiles & Automotive Parts – 1.80%
Bayerische Motoren Werke (Germany)	6,833	$320,275
Borg Warner	12,900	728,334
Bridgestone (Japan)	20,000	428,194
Honda Motor Limited (Japan)	8,000	452,511
Johnson Controls	27,700	1,718,784
Magna International Class A (Canada)	3,600	270,720
Nissan Motor (Japan)	62,900	718,224
NOK (Japan)	11,700	348,423

		4,985,465

Banks – 7.22%
ABN AMRO Holding (Netherlands)	58,347	1,397,927
Bank of Ireland (Ireland)	70,664	1,115,533
Bank of Nova Scotia (Canada)	11,500	429,432
†Bank of Yokohama (Japan)	70,000	533,480
Barclays (United Kingdom)	124,020	1,253,702
BNP Paribas (France)	8,685	660,373
DBS Group Holdings Limited (Singapore)	28,000	261,450
Deutsche Postbank (Germany)	10,487	573,364
Fifth Third Bancorp	49,800	1,829,154
Freddie Mac	39,000	2,201,940
HBOS (United Kingdom)	30,205	454,810
KBC Bankverzekerings (Belgium)	7,918	641,555
National Australia Bank (Australia)	20,998	529,024
PNC Financial Services Group	25,200	1,462,104
Royal Bank of Scotland Group (United Kingdom)	50,160	1,424,726
Sumitomo Mitsui Financial Group (Japan)	85	801,321
Sumitomo Trust & Banking (Japan)	45,000	370,308
UniCredito Italiano (Italy)	136,351	768,758
Wells Fargo	57,000	3,338,490

		20,047,451

Capital Goods – 4.28%
Balfour Beatty (United Kingdom)	26,464	152,669
Esprit Holdings (Hong Kong)	43,000	321,502
Illinois Tool Works	27,100	2,231,143
Jardine Cycle & Carriage (Singapore)	10,000	65,599
Lockheed Martin	26,600	1,623,664
MAN (Germany)	9,046	463,804
Masco	77,600	2,380,768
†Mettler-Toledo International	24,300	1,238,814
Mitsubishi (Japan)	32,300	637,462
Northrop Grumman	24,000	1,304,400
NTN (Japan)	34,000	203,401
Sandvik (Sweden)	8,000	397,935
Siemens (Germany)	4,139	319,191
Wolseley (United Kingdom)	26,144	553,018

		11,893,370

Commercial Services & Supplies – 1.64%
†Accenture Limited Class A	54,500	1,387,570
Adecco (Switzerland)	8,669	395,872
Carnival	31,300	1,564,375

	Number of	Market
	Shares	Value (U.S.$)
Cendant	44,300	914,352
Meitec (Japan)	3,900	124,731
Rentokil Initial (United Kingdom)	59,893	174,608

		4,561,508

Computers & Technology – 0.74%
†Expedia	53,900	1,067,759
†Symantec	43,506	985,846

		2,053,605

Consumer Durables & Apparel – 0.69%
Electrolux Series B (Sweden)	17,100	400,471
Funai Electric (Japan)	2,800	248,670
Koninklijke KPN (Netherlands)	13,517	359,276
LVMH Moet Hennessy Louis Vuitton (France)	3,217	265,298
Sekisui House (Japan)	36,600	448,551
Yue Yuen Industrial Holdings (Hong Kong)	67,500	185,340

		1,907,606

Diversified Financials – 5.62%
Citigroup	104,500	4,756,840
Collins Stewart Tullett (United Kingdom)	22,889	257,831
Contifinancial Liquidating Trust	165,347	2,894
Credit Suisse Group (Switzerland)	35,142	1,555,893
Fortis (Belgium)	13,736	398,452
JP Morgan Chase & Co	72,700	2,466,711
Mellon Financial	72,500	2,317,825
Morgan Stanley	58,700	3,166,278
Nomura Holdings (Japan)	20,100	311,860
Takefuji (Japan)	4,710	367,255

		15,601,839

Electronics & Electrical Equipment – 0.34%
Electrocomponents (United Kingdom)	52,299	223,975
Murata Manufacturing (Japan)	5,700	317,894
Symbol Technologies	188	1,820
Yokogawa Electric (Japan)	25,800	402,799

		946,488

Energy – 3.97%
Baker Hughes	10,800	644,544
BP (United Kingdom)	167,815	1,995,439
Ente Nazionale Idrocarburi (Italy)	18,919	561,991
Exxon Mobil	32,300	2,052,342
Marathon Oil	29,800	2,054,114
†Neste Oil Oyj (Finland)	6,150	227,933
Petro-Canada (Canada)	14,400	602,756
Repsol (Spain)	17,051	552,622
Total (France)	8,579	2,342,139

		11,033,880

Food & Staples Retailing – 1.81%
Costco Wholesale	53,500	2,305,315
†Kroger	82,100	1,690,439
Tesco (United Kingdom)	191,148	1,042,020

		5,037,774

Food, Beverage & Tobacco – 1.15%
Asahi Breweries (Japan)	33,600	425,403
†Aurora Foods	708	6
†Cott (Canada)	12,200	214,930
Diageo (United Kingdom)	62,890	904,246
Gallaher Group (United Kingdom)	44,127	684,681
Metro (Germany)	6,686	329,621
Nestle (Switzerland)	2,125	622,296

		3,181,183

Health Care Equipment & Services – 3.51%
†Caremark Rx	18,700	933,691
Fresenius Medical Care (Germany)	4,590	418,254

	Number of	Market
	Shares	Value (U.S.$)
†Medco Health Solutions	27,800	1,524,274
Medtronic	14,800	793,576
Straumann Holding AG (Switzerland)	1,366	365,987
UnitedHealth Group	65,300	3,669,861
†Waters	6,600	274,560
†Wellpoint	23,200	1,759,024

		9,739,227

Household & Personal Products – 0.65%
Kao (Japan)	17,700	435,872
Kimberly-Clark	22,800	1,357,284

		1,793,156

Insurance – 2.88%
Allianz (Germany)	1,450	195,926
American International Group	39,200	2,428,832
Hannover Rueckversicherung AG (Germany)	4,873	168,420
Hartford Financial Services	15,600	1,203,852
Manulife Financial (Canada)	6,000	320,000
Mitsui Sumitomo Insurance (Japan)	34,000	393,621
Prudential (United Kingdom)	109,758	996,252
QBE Insurance Group (Australia)	55,484	790,079
Sompo Japan Insurance (Japan)	51,500	681,978
Swiss Reinsurance (Switzerland)	12,598	827,407

		8,006,367

Materials – 1.45%
Alcan (Canada)	13,800	437,445
CRH (Ireland)	19,219	520,998
Holcim Limited (Switzerland)	8,078	536,474
Inco Limited (Canada)	7,600	359,505
Nippon Paper Group (Japan)	63	228,132
Nitto Denko (Japan)	9,900	557,365
Shin-Etsu Chemical (Japan)	12,500	545,154
Solvay (Belgium)	2,335	271,579
UPM-Kymmene (Finland)	29,191	584,281

		4,040,933

Media – 3.27%
Clear Channel Communications	37,100	1,220,219
Dex Media	26,400	733,656
†DIRECTV Group	39,600	593,208
Omnicom Group	26,100	2,182,744
†Premiere AG (Germany)	5,806	163,394
Reed Elsevier (Netherlands)	26,554	366,463
Taylor Nelson Sofres (United Kingdom)	71,346	251,108
Time Warner	106,400	1,926,904
†Univision Communications Class A	41,400	1,098,342
VNU (Netherlands)	9,007	283,146
WPP Group (United Kingdom)	26,898	273,806

		9,092,990

Pharmaceuticals & Biotechnology – 6.43%
†Actelion (Switzerland)	3,298	355,487
Allergan	28,300	2,592,846
Astellas Pharma (Japan)	3,800	142,960
Bristol-Myers Squibb	36,300	873,378
†Cephalon	20,200	937,684
†Genzyme	27,000	1,934,280
Johnson & Johnson	64,700	4,094,216
Mylan Laboratories	85,700	1,650,582
Novartis (Switzerland)	15,318	777,026
Roche Holding (Switzerland)	7,439	1,033,482
Sanofi-Aventis (France)	12,368	1,022,188
Wyeth	52,600	2,433,802

		17,847,931

	Number of	Market
	Shares	Value (U.S.$)
Real Estate – 0.41%
Mitsui Fudosan (Japan)	33,000	496,309
Sun Hung Kai Properties (Hong Kong)	32,000	331,453
Unibail (France)	2,066	300,024

		1,127,786

Retail – 1.50%
†7-Eleven	11,900	423,759
Aeon Limited (Japan)	18,700	375,647
Canadian Tire Class A (Canada)	5,400	292,134
GUS (United Kingdom)	21,033	317,074
†InterActiveCorp	20,700	524,745
Kesa Electricals (United Kingdom)	56,728	255,703
Kingfisher (United Kingdom)	122,574	468,171
†Kohl’s	29,900	1,500,383

		4,157,616

Semiconductors & Semiconductor Equipment – 1.02%
Applied Materials	59,300	1,005,727
†ASML Holding (Netherlands)	25,751	422,867
NEC Electronics (Japan)	2,800	93,251
Rohm Limited (Japan)	6,500	564,097
Xilinx	27,300	760,305

		2,846,247

Software & Services – 1.84%
Microsoft	140,700	3,620,211
†Oracle	120,500	1,492,995

		5,113,206

Technology Hardware & Equipment – 0.83%
Canon (Japan)	13,300	718,317
Hewlett-Packard	41,400	1,208,880
Nokia OYJ (Finland)	22,208	372,161

		2,299,358

Telecommunications – 4.46%
Deutsche Telekom AG (Germany)	31,034	564,836
France Telecom (France)	33,999	976,021
†Hutchison Telecommunications International (Hong Kong)	193,000	279,896
KDDI (Japan)	65	366,520
Koninklijke (KPN) (Netherlands)	45,181	405,185
NTT DoCoMo (Japan)	395	702,995
†O2 (United Kingdom)	300,817	837,181
SBC Communications	57,500	1,378,275
Sprint Nextel	148,424	3,529,522
Telekom Austria (Austria)	31,155	619,847
Telenor Asa (Norway)	45,000	401,829
†USA Mobility	4	108
Vodafone Group (United Kingdom)	890,010	2,315,980

		12,378,195

Transportation & Shipping – 2.06%
AP Moller – Maersk (Denmark)	25	255,336
Burlington Northern Santa Fe	30,400	1,817,920
Canadian National Railway (Canada)	4,400	312,258
East Japan Railway (Japan)	95	542,379
FedEx	18,300	1,594,479
Qantas Airways Limited (Australia)	172,859	444,066
TNT Post Group (Netherlands)	30,055	746,820

		5,713,258

Utilities – 3.76%
American Electric Power	28,900	1,147,330
E.ON AG (Germany)	9,281	854,638
Exelon	58,700	3,136,928
FirstEnergy	38,900	2,027,468
NiSource	28,800	698,400
Pepco Holdings	22,600	525,902
Scottish & Southern Energy (United Kingdom)	17,940	325,676

	Number of	Market
	Shares	Value (U.S.$)
Sempra Energy	27,400	1,289,444
Tokyo Gas (Japan)	110,000	446,784

		10,452,570

Total Common Stock (cost $148,018,296)		175,859,009

Affiliated Investment Companies – 4.03%
¤UBS Emerging Markets Equity Relationship Fund	428,563	8,656,971
¤UBS High Yield Relationship Fund	133,232	2,535,488

Total Affiliated Investment Companies (cost $7,567,386)		11,192,459

Preferred Stock – 0.00%
US Airways Series A	8	0
World Access Series D	8	0

Total Preferred Stock (cost $9,464)		0

		Principal
		AmountO
Agency Collateralized Mortgage Obligations– 0.51%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	USD	214	225
Series 2002-T19 A1 6.50% 7/25/42		635,333	652,880
•Fannie Mae Whole Loan Series 2004-W1 3A 4.545% 1/25/43		611,345	623,922
Freddie Mac 6.00% 8/15/30		148,007	149,778

Total Agency Collateralized Mortgage Obligations (cost $1,453,314)			1,426,805

Agency Mortgage-Backed Securities– 5.50%
Fannie Mae 7.00% 1/1/34		208,555	218,656
•Fannie Mae ARM
4.649% 2/1/34		520,260	518,774
4.892% 5/1/35		739,553	739,553
4.915% 5/1/35		500,154	500,167
4.946% 2/1/35		929,349	929,698
5.005% 6/1/35		576,313	578,114
Fannie Mae S.F. 15 yr 5.50% 11/1/16		610,268	619,804
Fannie Mae S.F. 15 yr TBA 5.50% 10/1/35		340,000	344,994
Fannie Mae S.F. 20 yr
5.50% 12/1/23		503,751	507,214
5.50% 2/1/24		750,015	755,172
5.50% 4/1/24		867,183	872,603
Fannie Mae S.F. 30 yr
6.00% 1/1/33		1,063,398	1,084,666
6.50% 3/1/29		918,802	949,237
6.50% 7/1/29		763,936	789,002
6.50% 12/1/29		995,664	1,028,956
•Freddie Mac ARM 4.515% 1/1/35		438,848	435,420
Freddie Mac S.F. 15 yr
5.50% 12/1/18		419,397	425,819
5.50% 5/1/20		984,574	999,651
Freddie Mac S.F. 20 yr 5.50% 5/1/23		1,144,176	1,154,903
Freddie Mac S.F. 30 yr 6.50% 11/1/28		959,890	990,786
Freddie Mac S.F. 30 yr TBA 4.50% 10/1/35		490,000	466,266
•GNMA ARM 4.125% 12/20/29		140,100	142,481
GNMA S.F. 30 yr 6.50% 8/15/27		209,595	218,699

Total Agency Mortgage-Backed Securities (cost $15,477,484)			15,270,635

Agency Obligations– 1.78%
Fannie Mae
6.25% 2/1/11		535,000	572,379
6.625% 11/15/30		320,000	396,350
Freddie Mac
5.00% 1/30/14		1,170,000	1,162,876
5.75% 1/15/12		515,000	547,345
6.00% 6/15/11		2,095,000	2,247,546

Total Agency Obligations (cost $4,928,203)			4,926,496

		Principal
		AmountO
Commercial Mortgage-Backed Securities– 1.39%
•#Commercial Mortgage Structure Pass Through Securities 144A
Series 2001-FL5A E 5.268% 11/15/13		48,337	48,322
Series 2001-FL5A F 4.366% 11/15/13		90,000	89,196
DLJ Commercial Mortgage Series 1999-CG1 A1A 6.08% 3/10/32		326,853	330,751
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29		135,028	139,209
#Four Times Square Trust 144A
Series 2000-4TS A1 7.69% 4/15/15		280,560	299,742
Series 2004-4TS C 7.86% 4/15/15		575,000	637,824
GMAC Commercial Mortgage Securities Series 1997-C2 A3 6.566% 4/15/29		489,398	504,873
#Mach One Trust Commercial Mortgage Series 2004-1 A1 144A 3.89% 5/28/40		347,004	339,529
Merrill Lynch Mortgage Investors
Series 1996-C2 A3 6.96% 11/21/28		242,677	246,023
•Series 1998-C1 A1 6.31% 11/15/26		237,218	238,274
Morgan Stanley Dean Witter Capital Series 2000-LIFE A2 7.57% 11/15/36		300,000	328,604
PNC Mortgage Acceptance Series 2000-C1 A2 7.61% 2/15/10		600,000	654,076

Total Commercial Mortgage-Backed Securities (cost $4,065,827)			3,856,423

≠ Commercial Paper– 12.00%
Atlantis One Funding 3.816% 10/25/05		2,257,000	2,251,358
Barton Capital 3.811% 10/19/05		2,000,000	1,996,250
Cancara Asset 3.824% 10/21/05		2,031,000	2,026,757
Chariot Funding 3.711% 10/7/05		2,933,000	2,931,217
Cit Group 3.81% 10/12/05		1,947,000	1,944,769
Danske 3.814% 10/27/05		1,932,000	1,926,767
Falcon Asset 3.845% 10/31/05		2,929,000	2,919,775
ING US Funding 3.803% 10/24/05		2,000,000	1,995,221
JPMorgan Chase & Co. 3.804% 10/20/05		2,545,000	2,539,976
Kitty Hawk Funding 3.840% 10/17/05		2,000,000	1,996,640
Lehman Brothers Holding 3.935% 10/3/05		2,039,000	2,038,560
Nationwide Building Society 3.834% 10/26/05		2,000,000	1,994,764
Societe Generale North America 3.652% 10/3/05		2,000,000	1,999,601
Solitaire Funding 3.824% 10/21/05		2,000,000	1,995,822
Yorktown Capital 3.763% 10/13/05		2,765,000	2,761,590

Total Commercial Paper (cost $33,319,067)			33,319,067

Corporate Bonds– 2.95%
Aerospace & Defense – 0.07%
Boeing Capital 7.375% 9/27/10		50,000	55,840
#Bombardier Capital 144A 6.125% 6/29/06		100,000	100,625
Lockheed Martin 8.50% 12/1/29		35,000	48,435

			204,900

Automobiles & Automotive Parts – 0.27%
DaimlerChrysler 4.05% 6/4/08		210,000	205,204
Ford Motor Credit 5.80% 1/12/09		330,000	308,140
GMAC
6.125% 9/15/06		45,000	45,153
6.875% 9/15/11		200,000	182,137

			740,634

Banks – 0.70%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	39,091
Bank of America 7.40% 1/15/11		180,000	201,239
Bank One 7.875% 8/1/10		75,000	84,802
BNP Paribas (France) 5.75% 1/24/22	GBP	35,000	67,425
Citigroup
5.00% 9/15/14	USD	186,000	185,326
5.625% 8/27/12		290,000	301,886
Credit Suisse First Boston USA 6.50% 1/15/12		85,000	92,160
HSBC Holdings (United Kingdom) 5.25% 12/12/12		45,000	45,694
JPMorgan Chase & Co. 6.75% 2/1/11		75,000	81,247

		Principal
		AmountO
KFW (Germany) 4.75% 12/7/10	GBP	130,000	232,581
National Westminster Bank (United Kingdom) 7.375% 10/1/09	USD	40,000	43,980
U.S. Bank National Association 6.375% 8/1/11		50,000	53,936
Wachovia Bank 7.80% 8/18/10		120,000	136,318
Washington Mutual 5.625% 1/15/07		200,000	202,563
Wells Fargo 6.375% 8/1/11		175,000	187,676

			1,955,924

Beverage/Bottling – 0.05%
Coors Brewing 6.375% 5/15/12		25,000	26,524
#Miller Brewing 144A 5.50% 8/15/13		95,000	97,437

			123,961

Brokerage – 0.18%
Goldman Sachs Group 6.875% 1/15/11		235,000	256,056
Morgan Stanley 6.75% 4/15/11		220,000	239,602

			495,658

Chemicals – 0.09%
Dow Chemical 6.125% 2/1/11		100,000	106,689
ICI Wilmington 4.375% 12/1/08		80,000	78,707
Rohm & Haas 7.85% 7/15/29		40,000	52,093

			237,489

Consumer Products – 0.05%
Avon Products 7.15% 11/15/09		75,000	81,865
Newell Rubbermaid 4.00% 5/1/10		55,000	52,332

			134,197

Consumer Services – 0.02%
Cendant 6.25% 1/15/08		50,000	51,229

			51,229

Energy – 0.20%
Anadarko Finance (Canada) 7.50% 5/1/31		40,000	49,346
Burlington Resources Finance (Canada) 6.68% 2/15/11		40,000	43,338
Devon Financing 6.875% 9/30/11		150,000	165,086
Duke Energy Field Services 7.875% 8/16/10		60,000	67,529
Marathon Oil 6.125% 3/15/12		40,000	42,758
Pemex Project Funding Master Trust 8.00% 11/15/11		100,000	114,100
Valero Energy 7.50% 4/15/32		70,000	84,760

			566,917

Entertainment – 0.03%
Time Warner 7.625% 4/15/31		55,000	64,631
Viacom 6.625% 5/15/11		25,000	26,623

			91,254

Environmental Services – 0.02%
Waste Management 7.375% 8/1/10		40,000	44,031

			44,031

Finance – 0.36%
American General Finance 5.375% 10/1/12		65,000	65,824
Capital One Financial 5.50% 6/1/15		65,000	65,503
Countrywide Home Loans 3.25% 5/21/08		85,000	81,870
General Electric Capital
6.00% 6/15/12		400,000	426,359
6.75% 3/15/32		50,000	59,008
HSBC Finance 6.75% 5/15/11		125,000	136,113
International Lease Finance 3.50% 4/1/09		100,000	95,423
USA Education 5.625% 4/10/07		80,000	81,261

			1,011,361

Food – 0.07%
Albertson’s 8.00% 5/1/31		60,000	54,776
ConAgra Foods 6.75% 9/15/11		55,000	59,212
Kraft Foods 5.625% 11/1/11		90,000	93,109

			207,097

Gaming – 0.02%
Harrah’s Operating 7.50% 1/15/09		50,000	53,696

			53,696

	Principal
	AmountO
Health Care – 0.02%
McKesson 7.75% 2/1/12	55,000	62,347

		62,347

Home Builders – 0.02%
Centex 7.875% 2/1/11	55,000	60,767

		60,767

Insurance – 0.03%
Allstate 7.20% 12/1/09	25,000	27,228
Marsh & McLennan 6.25% 3/15/12	60,000	61,701

		88,929

Machinery – 0.02%
John Deere Capital 7.00% 3/15/12	50,000	55,869

		55,869

Media – 0.08%
Comcast Cable Communication 6.75% 1/30/11	165,000	177,617
News America 6.20% 12/15/34	40,000	40,195

		217,812

Metals & Mining – 0.02%
Alcoa 6.00% 1/15/12	40,000	42,379

		42,379

Paper & Forest Products – 0.03%
International Paper 6.75% 9/1/11	40,000	42,923
Weyerhaeuser 7.375% 3/15/32	40,000	45,389

		88,312

Pharmaceuticals – 0.03%
Bristol-Myers Squib 5.75% 10/1/11	45,000	47,261
Wyeth 5.50% 3/15/13	40,000	41,085

		88,346

Real Estate – 0.02%
EOP Operating 7.25% 6/15/28	50,000	56,575

		56,575

Retail – 0.05%
Kroger 7.50% 4/1/31	60,000	67,220
Safeway 7.25% 2/1/31	65,000	68,950

		136,170

Technology/Hardware – 0.00%
Motorola 7.625% 11/15/10	6,000	6,798

		6,798

Technology/Software – 0.02%
Computer Sciences 3.50% 4/15/08	50,000	48,573

		48,573

Telecommunications – 0.18%
AT&T 9.75% 11/15/31	60,000	76,275
AT&T Wireless Services 8.75% 3/1/31	55,000	74,463
BellSouth 6.55% 6/15/34	45,000	48,532
France Telecom (France) 8.75% 3/1/31	35,000	47,049
Sprint Capital 8.75% 3/15/32	70,000	94,152
Telecom Italia Capital (Luxembourg) 5.25% 11/15/13	45,000	44,754
Verizon New York 6.875% 4/1/12	105,000	112,476

		497,701

Tobacco – 0.04%
Altria Group 7.75% 1/15/27	50,000	58,466
UST 6.625% 7/15/12	50,000	53,913

		112,379

Transportation & Shipping – 0.05%
#ERAC USA Finance 144A 8.00% 1/15/11	50,000	56,503
Union Pacific 6.70% 12/1/06	75,000	76,820

		133,323

Utilities – 0.21%
American Electric Power 6.125% 5/15/06	25,000	25,247
Dominion Resources 5.95% 6/15/35	50,000	49,012
FirstEnergy 6.45% 11/15/11	45,000	47,975

		Principal
		AmountO
FPL Group Capital 7.625% 9/15/06		100,000	102,844
Pacific Gas & Electric 6.05% 3/1/34		45,000	46,979
PPL Capital Funding 4.33% 3/1/09		50,000	49,053
Progress Energy 7.00% 10/30/31		45,000	50,162
PSEG Power 7.75% 4/15/11		25,000	28,024
Sempra Energy 7.95% 3/1/10		40,000	44,463
TXU Energy 7.00% 3/15/13		65,000	70,669
Xcel Energy 7.00% 12/1/10		55,000	60,099

			574,527

Total Corporate Bonds (cost $8,243,994)			8,189,155

Discount Note– 0.72%
^Fannie Mae Discount Notes 3.63% 11/30/05		2,010,000	1,998,163

Total Discount Note (cost $1,997,940)			1,998,163

Non-Agency Asset-Backed Securities– 0.73%
•Capital One Multi-Asset Trust Series 2003-A1 A1 4.158% 1/15/09		105,000	105,190
Conseco Finance Securitizations
Series 2000-1 A4 7.62% 5/1/31		245,020	247,032
Series 2000-5 A5 7.70% 2/1/32		1,000,000	999,949
Series 2002-2 A4 8.48% 12/1/30		384,048	390,886
•#Countrywide Asset-Backed Certificates 144A
Series 2003-SD3 A1 4.25% 12/25/32		16,263	16,344
Series 2004-SD1 A1 4.17% 6/25/33		31,517	31,573
First Franklin Mortgage Loan Series 2004-FFB A1 4.167% 6/25/24		96,438	95,876
•#Providian Gateway Master Trust Series 2004-BA D 144A 5.168% 7/15/10		135,000	135,786

Total Non-Agency Asset-Backed Securities (cost $2,037,563)			2,022,636

Non-Agency Collateralized Mortgage Obligations– 0.93%
•Granite Mortgage
Series 2003-1 1C 5.07% 1/20/43		750,000	765,450
Series 2004-1 3A 4.76% 3/20/44	GBP	85,000	150,131
GSR Series 2005-4F 3A1 6.50% 4/25/20	USD	458,419	476,426
•#Paragon Mortgages Series 7A B1A (United Kingdom) 144A 4.54% 5/15/43		170,000	170,361
•Permanent Financing (United Kingdom)
Series 4 2C 4.554% 6/10/42		600,000	602,900
Series 8 5A1 4.743% 6/10/42	GBP	115,000	203,128
•Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A1 4.94% 3/25/34	USD	205,503	204,853

Total Non-Agency Collateralized Mortgage Obligations (cost $2,592,513)			2,573,249

Sovereign Debt– 3.20%
Austria – 0.26%
Republic of Austria
#144A 3.80% 10/20/13	EUR	200,000	253,649
5.875% 7/15/06		390,000	481,863

			735,512

Belgium – 0.12%
Kingdom of Belgium 5.75% 3/28/08		250,000	324,122

			324,122

Canada – 0.15%
Government of Canada 3.00% 6/1/06	CAD	500,000	429,690

			429,690

Finland – 0.22%
Republic of Finland
5.00% 7/4/07	EUR	135,000	169,618
5.75% 2/23/11		310,000	427,929

			597,547

France – 0.61%
Government of France
5.00% 10/25/16		250,000	349,696

		Principal
		AmountO
5.50% 4/25/07		157,000	197,788
5.50% 4/25/10		295,000	397,204
5.50% 4/25/29		270,000	423,743
7.25% 4/25/06		255,000	314,859

			1,683,290

Germany – 1.38%
Bundesobligation
3.50% 10/10/08		260,000	321,541
4.50% 8/18/06		250,000	306,326
Bundesrepublik Deutschland
3.75% 1/4/15		15,000	18,932
4.50% 7/4/09		846,000	1,086,208
4.75% 7/4/34		295,000	428,599
5.00% 7/4/12		25,000	33,886
6.00% 1/4/07		590,000	741,235
6.50% 7/4/27		300,000	521,811
Bundesschatzanweisungen 2.50% 9/22/06		315,000	379,594

			3,838,132

Italy – 0.10%
Republic of Italy 8.75% 7/1/06		230,000	289,689

			289,689

Mexico – 0.07%
Mexico Government International Bond 8.125% 12/30/19	USD	160,000	194,400

			194,400

Netherlands – 0.18%
Netherlands Government
4.00% 1/15/37	EUR	200,000	257,595
5.00% 7/15/11		180,000	241,283

			498,878

Sweden – 0.05%
Kingdom of Sweden 6.75% 5/5/14	SEK	815,000	134,880

			134,880

United Kingdom – 0.06%
U.K. Treasury 4.75% 9/7/15	GBP	90,000	164,815

			164,815

Total Sovereign Debt (cost $9,065,877)			8,890,955

Supranational Banks– 0.23%
European Investment Bank 4.25% 12/7/10		270,000	472,264
International Bank of Reconstruction & Development 6.125% 12/7/09		93,000	174,869

Total Supranational Banks (cost $652,517)			647,133

U.S. Treasury Obligations– 3.11%
U.S. Treasury Bonds
6.25% 8/15/23	USD	20,000	23,921
6.25% 5/15/30		310,000	385,018
8.75% 5/15/17		730,000	1,011,506
U.S. Treasury Inflation Index Notes 2.00% 1/15/14		1,353,395	1,381,997
U.S. Treasury Notes
3.625% 4/30/07		2,985,000	2,960,749
3.625% 6/15/10		2,135,000	2,081,627
3.875% 7/31/07		790,000	786,051

Total U.S. Treasury Obligations (cost $8,664,943)			8,630,869

	Number of
	Shares
Warrants– 0.00%
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09	40	0
@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10	30	0
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	20	0
†#Startec Global 144A, exercise price $24.20, expiration date 5/15/08	40	0
†US Airways, exercise price $10.00, expiration date 1/1/10	8	0

Total Warrants (cost $3,520)		0

	Number of
	Shares
Total Market Value of Securities – 100.41%
(cost $248,097,908)		278,803,054
Liabilities Net of Receivables and Other Assets (See Notes) – (0.41%)©		(1,130,902)

Net Assets Applicable to 19,440,170 Shares Outstanding – 100.00%		$277,672,152

O Principal amount shown is stated in the currency in which each foreign bond is denominated.
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pounds Sterling
SEK – Swedish Krona
USD – U.S. Dollar
† Non-income producing security for the period ended September 30, 2005.
≠ The interest rate shown is the effective yield at the time of purchase.
# Security exempt from registration under Rule 144A of the Securities Act of 1993. See Note 7 in “Notes.”
❖ Securities have been classified by type of business.
• Variable rate notes. The interest rate shown is the rate as of September 30, 2005.
@ Illiquid security. See Note 7 in “Notes.” At September 30, 2005, 1 security was deemed illiquid which represented 0.00% of the Fund’s net assets.
¤ Considered an affiliated company. See Note 2 in “Notes.”
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
© Includes $355,000 cash pledged as collateral for financial future contracts.
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
S.F. – Single Family
TBA – To Be Announced
yr – Year
The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2005:
Foreign Currency Exchange Contracts1

						Unrealized
				Value of Contract		Appreciation
Contracts to Receive (Deliver)		In Exchange For		at 9/30/05	Settlement Date	(Depreciation)
(670,000)	Australian Dollars	US	$510,138	$(509,453)	11/25/05	$685
2,535,000	Australian Dollars	US	$(1,914,108)	1,927,557	11/25/05	13,449
(8,293,587)	British Pounds	US	$15,002,105	(14,618,663)	11/25/05	383,442
(5,840,000)	Canadian Dollars	US	$4,862,736	(5,031,862)	11/25/05	(169,126)
1,685,000	Canadian Dollars	US	$(1,344,859)	1,451,830	11/25/05	106,971
(8,745,000)	European Monetary Units	US	$10,769,817	(10,543,223)	11/25/05	226,594
3,815,000	European Monetary Units	US	$(4,644,190)	4,599,473	11/25/05	(44,717)
1,587,000,000	Japanese Yens	US	$(14,932,224)	14,070,599	11/25/05	(861,625)
14,045,000	Singapore Dollars	US	$(8,498,189)	8,318,709	11/25/05	(179,480)
105,410,000	Swedish Krona	US	$(14,086,321)	13,652,136	11/25/05	(434,185)
(2,860,000)	Swiss Francs	US	$2,311,298	(2,221,168)	11/25/05	90,130
336,780,000	Thailand Baht	US	$(8,246,087)	8,204,721	11/25/05	(41,366)

						$(909,228)

Futures Contracts2

	Notional	Notional		Unrealized
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	Depreciation
10 Amsterdam Index Futures	$1,958,298	$1,940,511	10/21/05	$(17,787)
20 The New Financial Times Stock Exchange 100 Index Futures	1,976,382	1,935,151	12/16/05	(41,231)
(25) The S&P/Toronto Stock Exchange 60 Index	(2,574,100)	(2,673,978)	12/16/05	(99,878)
(16) The SPI 200 Index Futures	(1,387,814)	(1,432,819)	12/16/05	(45,005)

				$(203,901)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”
2See Note 5 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Global Asset Allocation Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.
3. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$248,265,847

Aggregate unrealized appreciation	34,545,212
Aggregate unrealized depreciation	(4,008,005)

Net unrealized appreciation	$30,537,207

4. Foreign Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
5. Futures Contracts — The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.
6. Swap Agreements — The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at September 30, 2005.

7. Credit and Market Risk — Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 0.82% of total net assets. Rule 144A securities comprising 0.00% of total net assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Growth Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock– 97.49%
Commercial Services – 0.99%
Corporate Executive Board	1,060	$82,659

		82,659

Consumer Durables – 2.93%
†Goodyear Tire & Rubber	5,360	83,562
†NVR	90	79,646
Ryland Group	1,195	81,762

		244,970

Consumer Non-Durables – 2.65%
Clorox	10	555
Pepsi Bottling Group	1,835	52,389
Polo Ralph Lauren	1,350	67,905
Procter & Gamble	470	27,946
†Timberland	2,150	72,628

		221,423

Consumer Services – 1.74%
Darden Restaurants	2,795	84,885
†Weight Watchers International	1,180	60,864

		145,749

Distribution Services – 2.14%
AmerisourceBergen Class A	1,075	83,098
McKesson	2,020	95,849

		178,947

Electronic Technology – 22.44%
†Agilent Technologies	135	4,421
†Apple Computer	2,665	142,871
Boeing	1,255	85,277
†Cadence Design Systems	5,300	85,648
†Cisco Systems	1,420	25,461
†Dell	5,530	189,125
Intel	11,410	281,256
†Jabil Circuit	2,760	85,339
†Lam Research	2,610	79,527
†LSI Logic	8,455	83,282
Motorola	5,980	132,098
†NCR	2,330	74,350
†NVIDIA	2,705	92,727
Precision Castparts	1,720	91,332
†QLogic	2,165	74,043
Rockwell Automation	1,770	93,633
Scientific-Atlanta	345	12,941
Texas Instruments	4,715	159,839
†Western Digital	6,565	84,885

		1,878,055

Energy Minerals – 3.49%
Anadarko Petroleum	825	78,994
Burlington Resources	1,045	84,979
Murphy Oil	610	30,421
Sunoco	1,255	98,141

		292,535

Finance – 2.95%
†Allmerica Financial	2,050	84,337
Berkley (W.R.)	2,110	83,303
Prudential Financial	1,180	79,721

		247,361

Health Services – 10.28%
Aetna	1,350	116,289
†Caremark Rx	2,280	113,840
†Community Health Systems	2,135	82,859

	Number of	Market
	Shares	Value
†Express Scripts Class A	1,520	94,544
HCA	2,265	108,539
†Humana	1,840	88,099
Quest Diagnostics	1,610	81,369
UnitedHealth Group	3,110	174,783

		860,322

Health Technology – 13.39%
Allergan	1,060	97,117
†Amgen	2,590	206,345
†Barr Pharmaceuticals	1,625	89,245
Becton, Dickinson	1,610	84,412
†Gilead Sciences	2,255	109,954
†Invitrogen	1,030	77,487
Johnson & Johnson	4,860	307,541
Pfizer	2,475	61,801
†Techne	1,520	86,610

		1,120,512

Non-Energy Minerals – 0.96%
Nucor	1,365	80,521

		80,521

Producer Manufacturer – 4.38%
†Crown Holdings	5,350	85,279
†Energizer Holdings	1,510	85,617
General Electric	5,815	195,791

		366,687

Retail Trade – 12.96%
Abercrombie & Fitch Class A	1,455	72,532
†Advance Auto Parts	2,023	78,230
American Eagle Outfitters	3,605	84,826
†AutoZone	930	77,423
Best Buy	2,390	104,036
†Chico’s FAS	2,280	83,904
Circuit City Stores	4,420	75,847
†Men’s Wearhouse	2,180	58,206
Michaels Stores	2,465	81,493
Nordstrom	2,680	91,978
Penney (J.C.)	1,765	83,696
Staples	4,530	96,579
Whole Foods Market	710	95,460

		1,084,210

Technology Services – 16.19%
Autodesk	2,190	101,703
†BEA Systems	9,220	82,796
†BMC Software	4,120	86,932
†Ceridian	4,130	85,698
†CheckFree	2,125	80,368
†Citrix Systems	3,335	83,842
†Compuware	8,900	84,550
Fair Isaac	2,050	91,840
†Fiserv	2,110	96,786
†Intuit	1,905	85,363
†McAfee	2,835	89,076
†Mercury Interactive	2,355	93,258
Microsoft	6,025	155,022
†Oracle	9,985	123,713
†Red Hat	645	13,668

		1,354,615

Total Common Stock (cost $7,932,059)		8,158,566

Short-Term Investments– 5.17%
¤Merrill Lynch Money Market Fund	432,253	432,253

Total Short-Term Investments (cost $432,253)		432,253

Total Market Value of Securities – 102.66% (cost $8,364,312)		8,590,819
Liabilities Net of Receivables and Other Assets (See Notes) – (2.66%)		(222,571)

Net Assets Applicable to 763,694 Shares Outstanding – 100.00%		$8,368,248

†Non-income producing security for the period ended September 30, 2005.

¤Considered an affiliated company. See Note 2 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (The “Trust”) – Growth Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Fund pays no investment management fees.
3. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$8,366,021

Aggregate unrealized appreciation	419,505
Aggregate unrealized depreciation	(194,707)

Net unrealized appreciation	$224,798

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Growth and Income Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock– 98.80%
Basic Materials – 4.28%
Alcoa	320,000	$7,814,400
Dow Chemical	499,500	20,814,165
duPont (E.I.) deNemours	222,000	8,695,740
Freeport-McMoRan Copper & Gold Class B	245,600	11,933,704
Lubrizol	181,900	7,881,727
Masco	213,800	6,559,384
PPG Industries	103,500	6,126,165
United States Steel	261,100	11,057,585
Weyerhaeuser	139,400	9,583,750

		90,466,620

Capital Goods – 7.78%
Caterpillar	217,700	12,789,875
Cummins	107,600	9,467,724
General Electric	1,825,600	61,467,952
Goodrich	211,200	9,364,608
†Grant Prideco	421,600	17,138,040
Honeywell International	273,200	10,245,000
Northrop Grumman	159,800	8,685,130
PACCAR	164,200	11,147,538
Textron	141,500	10,148,380
United Technologies	266,500	13,815,360

		164,269,607

Communication Services – 2.05%
CenturyTel	250,700	8,769,486
Sprint Nextel	575,363	13,682,132
Verizon Communications	636,000	20,790,840

		43,242,458

Consumer Discretionary – 4.78%
Best Buy	331,650	14,436,725
†Coach	469,400	14,720,384
Federated Department Stores	125,200	8,372,124
Gap	528,800	9,216,984
Home Depot	706,200	26,934,468
NIKE	154,100	12,586,888
Wal-Mart Stores	335,600	14,705,992

		100,973,565

Consumer Services – 1.96%
Cendant	386,800	7,983,552
Marriott International Class A	176,400	11,113,200
McDonald’s	431,800	14,460,982
Yum Brands	162,400	7,861,784

		41,419,518

Consumer Staples – 8.13%
Altria Group	439,200	32,373,432
Anheuser-Busch	144,200	6,206,368
Clorox	113,600	6,309,344
Coca-Cola	204,700	8,840,993
CVS	348,700	10,115,787
Fortune Brands	191,500	15,574,695
Gillette	232,700	13,543,140

	Number of	Market
	Shares	Value
Kellogg	164,000	7,565,320
Kimberly-Clark	201,000	11,965,530
PepsiCo	528,700	29,982,577
Procter & Gamble	356,100	21,173,706
Tyson Foods Class A	440,700	7,954,635

		171,605,527

Credit Cyclicals – 1.36%
D.R. Horton	252,300	9,138,306
KB HOME	266,500	19,507,800

		28,646,106

Energy – 9.77%
Chevron	498,100	32,242,013
ConocoPhillips	279,200	19,518,872
ENSCO International	193,200	9,001,188
Exxon Mobil	1,148,300	72,962,982
†Nabors Industries	141,500	10,163,945
†National Oilwell Varco	341,000	22,437,800
Occidental Petroleum	253,700	21,673,591
Tidewater	203,500	9,904,345
Valero Energy	75,100	8,490,806

		206,395,542

Financials – 22.35%
Allstate	224,800	12,429,192
American International Group	407,800	25,267,288
Bank of America	698,500	29,406,850
Berkley (W.R.)	216,150	8,533,602
Capital One Financial	97,500	7,753,200
CIGNA	107,300	12,646,378
CIT Group	262,500	11,859,750
Citigroup	1,227,200	55,862,144
Countrywide Financial	441,800	14,570,564
Everest Re Group	83,200	8,145,280
Freddie Mac	325,200	18,360,792
JPMorgan Chase	835,200	28,338,336
Lehman Brothers Holdings	145,100	16,901,248
MBNA	913,700	22,513,568
Mellon Financial	392,500	12,548,225
Merrill Lynch	359,900	22,079,865
MetLife	238,400	11,879,472
Morgan Stanley	492,200	26,549,268
North Fork Bancorporation	574,300	14,644,650
PMI Group	305,700	12,188,259
PNC Financial Services Group	201,400	11,685,228
Prudential Financial	205,400	13,876,824
U.S. Bancorp	946,300	26,572,104
UnitedHealth Group	354,600	19,928,520
†WellPoint	254,300	19,281,026
Wells Fargo	137,200	8,035,804

		471,857,437

Health Care – 11.64%
Abbott Laboratories	302,500	12,826,000
†Amgen	348,600	27,772,962
Becton, Dickinson	155,100	8,131,893
Biomet	194,500	6,751,095
†Express Scripts Class A	227,700	14,162,940
†Genentech	164,600	13,860,966
†Gilead Sciences	232,900	11,356,204
Guidant	170,900	11,773,301
Johnson & Johnson	667,300	42,226,744
Lilly (Eli)	174,700	9,349,944
Medtronic	201,200	10,788,344
Pfizer	1,681,900	41,997,043

	Number of	Market
	Shares	Value
Quest Diagnostics	139,000	7,025,060
Wyeth	461,100	21,335,097
†Zimmer Holdings	94,200	6,489,438

		245,847,031

Media – 4.19%
Clear Channel Communications	254,800	8,380,372
†Comcast Class A	257,300	7,559,474
†Comcast Special Class A	173,000	4,978,940
Disney (Walt)	551,400	13,305,282
Knight-Ridder	108,300	6,355,044
Time Warner	1,520,800	27,541,688
Viacom Class B	619,500	20,449,695

		88,570,495

Real Estate – 1.30%
Developers Diversified Realty	204,500	9,550,150
Equity Office Properties Trust	288,700	9,443,377
ProLogis	190,200	8,427,762

		27,421,289

Technology – 15.68%
Adobe Systems	540,900	16,145,865
Applied Materials	900,300	15,269,088
†Cisco Systems	1,596,900	28,632,417
†Dell	621,300	21,248,460
†DST Systems	146,900	8,054,527
†eBay	277,200	11,420,640
†EMC	863,100	11,168,514
Intel	1,653,600	40,761,240
International Business Machines	342,800	27,499,416
†Juniper Networks	445,800	10,605,582
†Lexmark International Class A	273,100	16,672,755
Linear Technology	185,300	6,965,427
Microsoft	1,745,300	44,906,569
Motorola	344,700	7,614,423
National Semiconductor	371,600	9,773,080
Nokia ADR	472,600	7,991,666
†Oracle	670,400	8,306,256
QUALCOMM	481,000	21,524,750
Texas Instruments	486,700	16,499,130

		331,059,805

Transportation – 0.37%
FedEx	89,700	7,815,561

		7,815,561

Utilities – 3.16%
Dominion Resources	129,800	11,180,972
Edison International	312,500	14,775,000
Exelon	307,400	16,427,456
PPL	259,900	8,402,567
TXU	141,800	16,006,384

		66,792,379

Total Common Stock (cost $1,486,105,145)		2,086,382,940

	Principal
	Amount
≠Commercial Paper– 0.51%
Rabobank USA Finance 3.88% 10/3/05	$10,865,000	10,862,658

Total Commercial Paper (cost $10,862,658)		10,862,658

Total Market Value of Securities – 99.31% (cost $1,496,967,803)		2,097,245,598
Receivables and Other Assets Net of Liabilities (See Notes) – 0.69%		14,526,048

Net Assets Applicable to 66,847,745 Shares Outstanding – 100.00%		$2,111,771,646

†	Non-income producing security for the period ended September 30, 2005.

≠	Interest rate shown is the effective yield as of time of purchase.

ADR — American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) — Growth and Income Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$1,512,568,548

Aggregate unrealized appreciation	630,689,848
Aggregate unrealized depreciation	(46,012,798)

Net unrealized appreciation	$584,677,050

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $269,316,045 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,230,086 expires in 2009 and $266,085,959 expires in 2010.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Growth Opportunities Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock– 99.87%
Commercial Services – 4.60%
Corporate Executive Board	250	$19,495
†CoStar Group	650	30,368
†Global Cash Access	200	2,820
†Laureate Education	600	29,382
†Resources Connection	1,300	38,519
Ritchie Bros Auctioneers	450	19,796
†Ultimate Software Group	1,150	21,183

		161,563

Communications – 2.56%
†Alamosa Holdings	2,450	41,920
†SBA Communications	3,100	47,895

		89,815

Consumer Durables – 2.75%
†LKQ	650	19,630
†Scientific Games Class A	1,950	60,450
Standard-Pacific	400	16,604

		96,684

Consumer Non-Durables – 0.57%
Wolverine World Wide	950	19,998

		19,998

Consumer Services – 7.00%
†BJ’s Restaurants	1,050	21,452
†Gaylord Entertainment	900	42,885
†Life Time Fitness	1,050	34,797
†Mikohn Gaming	1,850	24,587
†Red Robin Gourmet Burgers	750	34,380
Station Casinos	1,000	66,359
†Texas Roadhouse	1,450	21,605

		246,065

Distribution Services – 1.07%
†Beacon Roofing Supply	1,150	37,571

		37,571

Electronic Technology – 17.51%
†ARGON ST	300	8,802
†ATMI	1,300	40,300
†Aviall	750	25,335
†Avocent	1,150	36,386
†Blue Coat Systems	850	36,958
Cognex	950	28,567
Engineered Support Systems	1,150	47,195
†ESCO Technologies	400	20,028
†F5 Networks	750	32,603
†FLIR Systems	1,400	41,411
†M-Systems Flash Disk Pioneers	1,250	37,400
†Microsemi	2,000	51,079
†Netlogic Microsystems	1,300	28,067
†SafeNet	1,050	38,126
†SiRF Technology Holdings	1,250	37,663
†Stratasys	750	22,275
†Trident Microsystems	700	22,267
†UNOVA	1,050	36,729
†VeriFone Holdings	1,200	24,132

		615,323

Energy Minerals – 2.40%
†Giant Industries	450	26,343
Range Resources	1,500	57,915

		84,258

Financials – 8.85%
Cohen & Steers	1,650	33,000

	Number of	Market
	Shares	Value
East West Bancorp	750	25,530
†Euronet Worldwide	1,500	44,384
†GFI Group	1,100	45,286
National Financial Partners	850	38,369
†ProAssurance	950	44,337
†SVB Financial Group	750	36,480
Vineyard National Bancorp	650	19,208
Wilshire Bancorp	1,600	24,480

		311,074

Health Services – 6.44%
†Amedisys	700	27,300
Healthcare Services Group	550	10,588
†Psychiatric Solutions	750	40,672
†Sierra Health Services	450	30,992
†Stericycle	350	20,003
†United Surgical Partners International	975	38,131
†VCA Antech	650	16,588
†Vital Images	300	6,678
†WellCare Health Plans	950	35,198

		226,150

Health Technology – 12.16%
†Animas	900	14,130
†Arthrocare	1,150	46,252
†CV Therapeutics	750	20,063
†EV3	1,350	25,313
†Immucor	1,500	41,160
†Kos Pharmaceuticals	350	23,426
†Kyphon	750	32,955
Meridian Bioscience	700	14,490
†NuVasive	600	11,244
†Protein Design Labs	1,300	36,400
†Respironics	1,050	44,288
†Salix Pharmaceuticals	500	10,625
†SonoSite	750	22,260
†United Therapeutics	650	45,369
†Ventana Medical Systems	750	28,553
†Vnus Medical Technologies	1,050	10,941

		427,469

Industrial Services – 7.54%
†Atwood Oceanics	500	42,105
†Cal Dive International	650	41,217
†Dresser-Rand Group	1,250	30,788
†Grant Prideco	1,200	48,779
†Grey Wolf	4,450	37,514
†Pioneer Drilling	2,450	47,824
†TODCO	400	16,684

		264,911

Non-Energy Minerals – 2.53%
Eagle Materials	200	24,274
†NS Group	900	35,325
†Oregon Steel Mills	1,050	29,295

		88,894

Process Industries – 1.17%
†Mobile Mini	950	41,183

		41,183

Producer Manufacturer – 4.55%
Actuant	750	35,100
†Builders FirstSource	1,250	27,913
Joy Global	800	40,368
Oshkosh Truck	450	19,422
Watsco	700	37,177

		159,980

Retail Trade – 4.53%
†AnnTaylor Stores	700	18,585
†Children’s Place	500	17,820
†Coldwater Creek	700	17,654
†Guitar Center	250	13,803
†Hibbett Sporting Goods	1,100	24,475
†Men’s Wearhouse	900	24,030
†Pantry	1,150	42,975

	Number of	Market
	Shares	Value
		159,342

Technology Services – 12.03%
†Equinix	800	33,320
Global Payments	650	50,517
†Heartland Payment Systems	650	15,509
†j2 Global Communications	750	30,315
†Jupitermedia	2,250	39,847
†Kanbay International	750	14,100
†NeuStar Class A	1,100	35,189
†Novatel	1,150	30,291
†salesforce.com	1,500	34,680
†SRA International	1,100	39,028
†TIBCO Software	2,100	17,556
†Verint Systems	350	14,329
†Websense	750	38,408
†Wind River Systems	2,300	29,739

		422,828

Transportation – 1.61%
OMI	2,300	41,101
UTi Worldwide	200	15,540

		56,641

Total Common Stock (cost $3,069,715)		3,509,749

Short-Term Investments– 5.72%
¤Merrill Lynch Money Market Fund	201,150	201,150

Total Short-Term Investments (cost $201,150)		201,150

Total Market Value of Securities – 105.59%
(cost $3,270,865)		3,710,899
Liabilities Net of Receivables and Other Assets (See Notes) – (5.59%)z		(196,601)

Net Assets Applicable to 287,508 Shares Outstanding – 100.00%		$3,514,298

† Non-income producing security for the period ended September 30, 2005.

z Of this amount, $226,978 represents liabilities for securities purchased as of September 30, 2005.

¤ Considered an affiliated company. See Note 2 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Growth Opportunities Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Fund pays no investment management fees.
3. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,275,016

Aggregate unrealized appreciation	463,467
Aggregate unrealized depreciation	(27,584)

Net unrealized appreciation	$435,883

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-International Fund
September 30, 2005

	Number of	Market
	Shares	Value (U.S.$)
Common Stock – 98.38% Δ
Australia – 10.74%
Amcor	1,502,235	$7,683,982
Coles Myer	1,228,603	9,609,147
Foster’s Group	3,979,069	17,683,814
National Australia Bank	764,284	19,255,383
Telstra	4,206,816	13,051,903
Wesfarmers	23,644	723,656

		68,007,885

Belgium – 3.24%
Electrabel	15,767	7,903,943
Fortis Group	435,628	12,594,749

		20,498,692

Finland – 1.41%
UPM-Kymmene	447,344	8,953,947

		8,953,947

France – 7.60%
Cie de Saint-Gobain	219,339	12,619,647
Societe Generale	130,617	14,909,165
Total	75,352	20,571,719

		48,100,531

Germany – 6.67%
Bayer	351,922	12,937,268
†Bayerische Hypo-und Vereinsbank	347,105	9,764,171
RWE	295,270	19,522,735

		42,224,174

Hong Kong – 3.04%
Hong Kong Electric Holdings	1,894,500	9,451,314
Wharf Holdings	2,513,000	9,799,512

		19,250,826

Italy – 2.96%
Banca Intesa	4,024,420	18,759,176

		18,759,176

Japan – 16.95%
Canon	327,900	17,709,484
Eisai	81,700	3,491,144
Hitachi	1,070,000	6,778,236
KDDI	2,527	14,249,159
Matsushita Electric Industrial	643,000	10,894,173
Millea Holdings	431	6,911,187
Takeda Pharmaceutical	353,700	21,066,180
Toyota Motor	451,900	20,703,782
West Japan Railway	1,457	5,507,073

		107,310,418

Netherlands – 4.44%
ING Groep	547,604	16,312,727
Reed Elsevier	852,684	11,767,621

		28,080,348

New Zealand – 1.72%
Telecom Corporation of New Zealand	2,620,179	10,914,458

		10,914,458

Singapore – 2.09%
Jardine Matheson Holdings	336,000	5,745,600
Oversea-Chinese Banking	2,018,400	7,455,233

		13,200,833

South Africa – 1.69%
Sasol	275,635	10,665,970

		10,665,970

South Korea – 1.05%
POSCO ADR	117,481	6,644,725

		6,644,725

	Number of	Market
	Shares	Value (U.S.$)
Spain – 7.74%
Banco Santander Central Hispano	912,292	11,987,060
Iberdrola	539,560	15,080,695
Telefonica	1,340,780	21,952,971

		49,020,726

Taiwan – 0.02%
Chunghwa Telecom ADR	7,200	133,272

		133,272

United Kingdom – 27.02%
Aviva	493,949	5,424,620
BG Group	1,815,181	17,196,578
BOC Group	395,656	8,048,128
Boots Group	1,105,156	11,854,275
BP	1,181,000	14,042,926
Brambles Industries	1,418,974	8,717,930
GKN	1,214,506	6,304,693
GlaxoSmithKline	868,659	22,098,481
HBOS	1,154,986	17,391,140
Intercontinental Hotels Group	208,659	2,641,234
Lloyds TSB Group	1,663,023	13,701,337
Rio Tinto	369,232	15,099,431
Royal Dutch Shell Class A	555,702	18,350,981
Unilever	973,482	10,149,934

		171,021,688

Total Common Stock (cost $455,486,950)		622,787,669

	Principal
	Amount
≠ Commercial Paper – 2.30%
Rabobank USA Finance 3.88% 10/3/05	$14,580,000	14,576,857

Total Commercial Paper (cost $14,576,857)		14,576,857

Total Market Value of Securities – 100.68% (cost $470,063,807)		637,364,526
Liabilities Net of Receivables and Other Assets (See Notes) – (0.68%)		(4,341,384)

Net Assets Applicable to 35,492,816 Shares Outstanding – 100.00%		$633,023,142

≠The interest rate shown is the effective yield as of the time of purchase.
ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended September 30, 2005.
ADR – American Depositary Receipt
The following foreign currency exchange contracts were outstanding at September 30, 2005:
Foreign Exchange Contracts1

			Value of Contract		Unrealized
Contracts to Receive (Deliver)	In Exchange For		at 9/30/05	Settlement Date	Depreciation
2,008,446 Australian Dollars	US$	(1,533,991)	$1,530,706	10/06/05	$(3,285)
(17,293,000) British Pounds	US$	30,073,910	(30,490,608)	10/31/05	(416,698)
1,589,681 European Monetary Units	US$	(1,916,678)	1,911,237	10/04//05	(5,441)
140,642,116 Japanese Yen	US$	(1,244,731)	1,239,283	10/03/05	(5,448)

					$(430,872)

[1]See Note 3 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – International Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$470,396,325

Aggregate unrealized appreciation	175,283,464
Aggregate unrealized depreciation	(8,315,263)

Net unrealized appreciation	$166,968,201

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $22,504,821 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,874,793 expires in 2009, $3,588,157 expires in 2010, and $12,041,871 expires in 2011.
3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.
4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Managed Fund
September 30, 2005

	Number of	Market
	Shares	Value
		(U.S.$)
Common Stock - 69.64%
Basic Materials - 3.14%
†AK Steel Holding	38,000	$325,660
Alcoa	45,600	1,113,552
Ameron International	5,600	259,840
†Century Aluminum	13,900	312,472
Chemtura	34,700	430,974
Cytec Industries	10,500	455,490
Dow Chemical	71,500	2,979,405
duPont (E.I.) deNemours	32,600	1,276,942
Ferro	10,200	186,864
†FMC	7,900	452,038
Freeport-McMoRan Copper & Gold Class B	35,500	1,724,945
Lubrizol	26,200	1,135,246
Masco	30,900	948,012
†NS Group	14,200	557,350
†PolyOne	54,900	332,694
PPG Industries	14,900	881,931
United States Steel	37,500	1,588,125
†USG	7,000	481,040
Wausau-Mosinee Paper	24,800	310,248
Weyerhaeuser	20,600	1,416,250
Worthington Industries	16,500	346,995

		17,516,073

Business Services - 0.89%
Administaff	14,200	564,308
†Armor Holdings	14,500	623,645
Clark	26,000	437,580
Harland (John H.)	8,600	381,840
Healthcare Services Group	22,100	425,425
†Labor Ready	26,800	687,420
McGrath RentCorp	14,300	405,119
†NCO Group	12,200	252,052
†Sourcecorp	13,100	280,864
UniFirst	8,200	287,574
†United Stationers	9,000	430,740
†Universal Technical Institute	4,700	167,367

		4,943,934

Capital Goods - 5.50%
Acuity Brands	15,400	456,918
†AGCO	24,900	453,180
Applied Industrial Technologies	8,700	312,156
†Aviall	11,400	385,092
Barnes Group	12,100	433,906
Briggs & Stratton	8,700	300,933
Caterpillar	32,000	1,880,000
Cummins	15,500	1,363,845
DRS Technologies	9,000	444,240
†Flowserve	8,600	312,610
General Electric	263,000	8,855,210
†Genlyte Group	9,600	461,568

	Number of	Market
	Shares	Value
		(U.S.$)
Goodrich (B.F.)	30,200	1,339,068
†Grant Prideco	61,700	2,508,105
†Griffon	8,700	214,020
Honeywell International	40,800	1,530,000
Hughes Supply	14,300	466,180
†Kadant	16,400	328,984
Lawson Products	9,600	352,512
Lincoln Electric Holdings	8,600	338,840
Lufkin Industries	6,900	300,495
NN	19,100	229,009
Northrop Grumman	22,600	1,228,310
†Orbital Sciences	29,500	368,750
PACCAR	23,800	1,615,782
†Rofin-Sinar Technologies	7,900	300,121
†Terex	10,400	514,072
Textron	20,400	1,463,088
United Technologies	37,600	1,949,184

		30,706,178

Communication Services - 1.12%
CenturyTel	36,200	1,266,276
Sprint	81,900	1,947,582
Verizon Communications	92,300	3,017,287

		6,231,145

Consumer Discretionary - 3.46%
†Aeropostale	14,800	314,500
Best Buy	46,650	2,030,675
†Charming Shoppes	48,600	518,562
†Coach	67,400	2,113,664
†Conn’s	11,800	327,096
Federated Department Stores	17,300	1,156,851
Finish Line Class A	28,700	418,733
†GameStop	8,000	251,760
Gap	76,200	1,328,166
†Guitar Center	8,600	474,806
Home Depot	101,400	3,867,396
†Jos A Bank Clothiers	10,200	440,844
NIKE	22,600	1,845,968
†Pacific Sunwear Of California	22,600	484,544
Stage Stores	18,600	499,782
Stride Rite	32,300	414,086
†Tempur-Pedic International	24,500	290,080
Wal-Mart Stores	49,900	2,186,618
Yankee Candle	14,100	345,450

		19,309,581

Consumer Services - 1.42%
†Argosy Gaming	8,600	404,114
Cendant	56,900	1,174,416
CKE Restaurants	25,100	330,818
†ExpressJet Holdings	27,100	243,087
IHOP	10,300	419,622
Lone Star Steakhouse & Saloon	11,100	288,600
Marriott International Class A	24,500	1,543,500
McDonald’s	62,100	2,079,729
†Papa John’s International	6,100	305,732
Yum Brands	23,200	1,123,112

		7,912,730

Consumer Staples - 4.87%
Altria Group	63,000	4,643,730
Anheuser-Busch	20,600	886,624
Casey’s General Stores	25,600	593,920
Chiquita Brands International	11,400	318,630
Clorox	16,400	910,856

	Number of	Market
	Shares	Value
		(U.S.$)
Coca-Cola	29,500	1,274,105
CVS	49,700	1,441,797
Fortune Brands	27,200	2,212,176
Gillette	33,200	1,932,240
Kellogg	23,700	1,093,281
Kimberly-Clark	30,000	1,785,900
Lancaster Colony	5,500	236,500
Longs Drug Stores	7,200	308,808
Nu Skin Enterprises Class A	18,200	346,710
PepsiCo	76,700	4,349,657
Procter & Gamble	51,400	3,056,244
Ralcorp Holdings	9,400	394,048
Sanderson Farms	7,000	260,120
Tyson Foods Class A	63,100	1,138,955

		27,184,301

Credit Cyclicals - 1.19%
Arvinmeritor	13,100	219,032
Beazer Homes USA	7,700	451,759
D.R. Horton	36,600	1,325,652
†Jacuzzi Brands	40,000	322,400
KB HOME	38,400	2,810,880
M/I Homes	7,300	396,098
†Meritage	5,400	413,964
Monaco Coach	18,300	269,742
Thor Industries	13,100	445,400

		6,654,927

Energy - 6.27%
Chevron	71,600	4,634,668
ConocoPhillips	39,700	2,775,427
ENSCO International	28,700	1,337,133
Exxon Mobil	166,800	10,598,472
Holly	10,200	652,596
†James River Coal	9,100	459,277
†Meridian Resource	78,900	329,013
†Nabors Industries	20,100	1,443,783
†National Oilwell	51,100	3,362,380
Occidental Petroleum	36,800	3,143,824
†Oceaneering International	10,600	566,146
†Offshore Logistics	10,100	373,700
†Oil States International	17,600	639,056
Penn Virginia	6,200	357,802
†Stone Energy	5,200	317,408
Tidewater	28,700	1,396,829
†Universal Compression Holdings	11,100	441,447
Valero Energy	10,800	1,221,048
†Veritas DGC	15,600	571,272
World Fuel Services	11,300	366,685

		34,987,966

Finance - 14.89%
ADVANTA	17,500	494,025
†Affiliated Managers Group	6,500	470,730
Allstate	32,200	1,780,338
American Home Mortgage Investment	13,300	402,990
American International Group	58,100	3,599,876
AmerUs Group	5,500	315,535
Bancfirst	4,500	382,500
Bank of America	101,400	4,268,940
Berkley (W.R.)	30,900	1,219,932
Capital One Financial	14,000	1,113,280
Center Financial	18,600	437,100
Cigna	15,300	1,803,258
CIT Group	38,800	1,752,984

	Number of	Market
	Shares	Value
		(U.S.$)
Citigroup	175,800	8,002,415
City Holding	15,100	539,976
Commercial Capital Bancorp	28,100	477,700
†CompuCredit	10,600	470,852
Countrywide Financial	65,000	2,143,700
Delphi Financial Group Class A	8,350	390,780
Dime Community Bancshares	18,300	269,376
Direct General	29,300	578,089
Everest Re Group	11,800	1,155,220
FBL Financial Group Class A	12,100	362,395
Financial Federal	12,500	497,500
First Place Financial Ohio	16,400	363,588
†FirstFed Financial	8,500	457,385
Flagstar Bancorp	23,700	381,570
Freddie Mac	46,300	2,614,098
Frontier Financial	18,200	527,800
Greater Bay Bancorp	13,800	340,032
Independent Bank — Michigan	11,955	347,173
JP Morgan Chase	121,300	4,115,709
Kansas City Life Insurance	6,100	312,137
Lehman Brothers Holdings	21,000	2,446,080
MainSource Financial Group	14,800	262,404
MBNA	131,200	3,232,768
Mellon Financial	56,900	1,819,093
Merrill Lynch	52,900	3,245,415
MetLife	34,000	1,694,220
MFA Mortgage Investments	33,500	205,355
†Molina Healthcare	7,400	184,926
Morgan Stanley	70,600	3,808,164
North Fork Bancorporation	84,400	2,152,200
Ohio Casualty	23,300	631,896
PFF Bancorp	15,200	459,952
PMI Group	44,400	1,770,228
PNC Financial Services Group	29,000	1,682,580
Presidential Life	13,200	237,600
Prudential Financial	28,900	1,952,484
Republic Bancorp	30,600	432,684
RLI	10,000	462,600
†Sierra Health Services	7,300	502,751
Sterling Bancshares	27,500	404,525
†Stifel Financial	11,300	405,670
TierOne	17,600	463,056
†Triad Guaranty	7,600	298,072
Trustmark	17,000	473,450
U.S. Bancorp	137,400	3,858,192
†United America Indemnity	13,600	249,560
UnitedHealth Group	50,900	2,860,580
†WellPoint	37,600	2,850,832
Wells Fargo	19,600	1,147,972
West Coast Bancorp Oregon	19,100	477,500

		83,061,792

Health Care - 8.45%
Abbott Laboratories	43,000	1,823,200
†Adolor	18,700	199,716
†Albany Molecular Research	13,900	169,302
†Alkermes	21,900	367,920
†American Healthways	11,200	474,880
†Amgen	50,600	4,031,302
†Applera Corp-Celera Genomics	23,900	289,907
†Apria Healthcare Group	10,800	344,628
Arrow International	9,800	276,360
Becton, Dickinson	23,100	1,211,133

	Number of	Market
	Shares	Value
		(U.S.$)
†Bio-Rad Laboratories Class A	6,100	335,439
Biomet	27,800	964,938
†Candela	40,800	400,656
†Digene	15,400	438,900
†Enzo Biochem	10,800	165,888
†Express Scripts Class A	33,200	2,065,040
†First Horizon Pharmaceutical	24,300	482,841
†Gen-Probe	7,400	365,930
†Genentech	23,800	2,004,198
†Geron	41,100	422,097
†Gilead Sciences	33,200	1,618,832
Guidant	23,900	1,646,471
†Immunogen	38,800	284,792
Johnson & Johnson	96,900	6,131,832
†Kensey Nash	14,300	438,438
†LifePoint Hospitals	8,300	362,959
Lilly (Eli)	25,200	1,348,704
†Medarex	23,700	225,624
Medtronic	29,000	1,554,980
Mentor	9,400	517,094
†Noven Pharmaceuticals	17,200	240,800
Owens & Minor	12,600	369,810
Pfizer	242,900	6,065,213
PolyMedica	8,600	300,484
†Priority Healthcare Class B	14,600	406,756
Quest Diagnostics	20,500	1,036,070
†Res-Care	32,200	495,558
†Serologicals	16,600	374,496
†Sybron Dental Specialties	12,200	507,276
†Techne	6,600	376,068
†Telik	21,100	345,196
†United Therapeutics	8,800	614,240
Vital Signs	5,500	253,495
West Pharmaceutical Services	17,500	519,225
†Wright Medical Group	14,100	347,988
Wyeth	64,900	3,002,923
†Zimmer Holdings	13,500	930,015

		47,149,614

Media - 2.73%
†4Kids Entertainment	18,200	316,498
Carmike Cinemas	12,800	293,632
Clear Channel Communications	36,900	1,213,641
†Comcast Class A	36,600	1,075,308
†Comcast Special Class A	24,700	710,866
Disney (Walt)	78,800	1,901,444
infoUSA	26,100	277,182
Journal Communications Class A	18,300	272,670
Knight-Ridder	15,600	915,408
†Lin TV Class A	16,600	231,570
Media General Class A	4,400	255,244
†Mediacom Communications	46,200	340,956
†Scholastic	8,100	299,376
Sinclair Broadcasting Group	23,200	205,784
Time Warner	218,800	3,962,468
Viacom Class B	90,300	2,980,803

		15,252,850

Real Estate - 1.58%
Brandywine Realty Trust	18,600	578,274
Developers Diversified Realty	29,400	1,372,980
Equity Inns	32,500	438,750
Equity Office Properties Trust	40,600	1,328,026
First Industrial Realty Trust	9,400	376,470

	Number of	Market
	Shares	Value
		(U.S.$)
Glimcher Realty Trust	12,500	305,875
Home Properties	8,700	341,475
HRPT Properties Trust	21,900	271,779
Maguire Properties	11,100	333,555
National Health Investors	14,000	386,540
Nationwide Health Properties	15,100	351,830
Pennsylvania Real Estate Investment Trust	10,500	442,890
Prentiss Properties Trust	10,000	406,000
ProLogis	27,100	1,200,801
Senior Housing Properties Trust	13,600	258,400
Shurgard Storage Centers Class A	7,000	391,090

		8,784,735

Technology - 11.56%
Adobe Systems	77,300	2,307,405
†AMIS Holdings	21,600	256,176
†Anixter International	9,400	379,102
Applied Materials	129,100	2,189,536
†Artesyn Technologies	28,900	268,770
†Axcelis Technologies	62,300	325,206
†Blackboard	20,900	522,709
†CACI International	7,500	454,500
†Catapult Communications	24,400	447,496
†Cisco Systems	232,400	4,166,932
†Cymer	13,000	407,160
†Dell	87,800	3,002,760
†Digital River	8,400	292,740
†Digitas	25,100	285,136
†Dionex	7,500	406,875
†DSP Group	7,300	187,318
†DST Systems	21,500	1,178,845
†Dycom Industries	14,900	301,278
†EarthLink	35,400	378,780
†eBay	40,100	1,652,120
†EMC	124,100	1,605,854
FactSet Research Systems	10,000	352,400
†FileNet	16,700	465,930
†Freescale Semiconductor Class B	1	24
Intel	240,300	5,923,395
International Business Machines	49,200	3,946,824
†Internet Security Systems	15,300	367,353
†iPayment	6,500	245,960
†j2 Global Communications	9,600	388,032
†Juniper Networks	64,300	1,529,697
†KEMET	37,700	315,926
†Kulicke & Soffa Industries	37,000	268,250
†Lexmark International Class A	40,100	2,448,105
Linear Technology	26,600	999,894
†Mercury Computer Systems	10,000	262,500
Microsoft	252,100	6,486,532
†Mips Technologies	56,300	384,529
Motorola	49,000	1,082,410
†MTC Technologies	13,300	425,334
†Multi-Fineline Electronix	22,300	652,721
National Semiconductor	52,700	1,386,010
†NETGEAR	23,000	553,380
Nokia ADR	68,200	1,153,262
†OmniVision Technologies	25,100	316,762
†Oracle	94,800	1,174,572
†Photronics	14,000	271,600
Plantronics	10,200	314,262
†Progress Software	15,100	479,727
QUALCOMM	69,500	3,110,125

	Number of	Market
	Shares	Value
		(U.S.$)
Quality Systems	8,700	601,083
†RadiSys	26,500	514,100
†RF Micro Devices	55,200	311,880
†RSA Security	36,900	468,999
†Secure Computing	35,400	401,790
†SI International	11,400	353,058
†Skyworks Solutions	47,900	336,258
†Tessera Technologies	13,700	409,767
Texas Instruments	69,700	2,362,830
United Online	15,500	214,675
†Universal Electronics	14,000	242,060
†Varian Semiconductor Equipment	12,200	516,914
†Verint Systems	10,900	446,246
†Viasat	18,500	474,525
†WebEx Communications	14,300	350,493
†Wind River Systems	13,900	179,727

		64,506,619

Transportation - 0.54%
Arkansas Best	8,100	282,447
FedEx	13,000	1,132,690
†HUB Group	18,100	664,451
Pacer International	21,600	569,376
†Scs Transportation	22,100	347,191

		2,996,155

Utilities - 2.03%
Black Hills	11,800	511,766
Cascade Natural Gas	16,700	363,559
Dominion Resources	18,700	1,610,818
Edison International	44,500	2,103,960
Exelon	44,100	2,356,704
Middlesex Water	17,900	401,855
Otter Tail	13,100	405,314
PPL	38,300	1,238,239
TXU	20,600	2,325,328

		11,317,543

Total Common Stock (cost $283,079,990)		388,516,143

	Principal
	Amount
	(U.S.$)
Corporate Bonds - 12.98%
Banking - 1.35%
#Banco Santander 144A 5.375% 12/9/14	$375,000	377,589
•Barclays Bank 6.278% 12/29/49	260,000	256,165
Citigroup 5.875% 2/22/33	595,000	613,076
Credit Suisse First Boston USA 6.125% 11/15/11	790,000	840,367
Marshall & Ilsley 3.95% 8/14/09	690,000	675,262
#Mizuho Financial Group 144A 5.79% 4/15/14	340,000	354,740
Popular North America 4.25% 4/1/08	480,000	474,042
Popular North America Capital Trust I 6.564% 9/15/34	355,000	373,549
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	540,000	542,407
Regions Financial
•3.827% 8/8/08	325,000	325,180
6.375% 5/15/12	645,000	697,214
•#Resona Bank 144A 5.85% 9/29/49	550,000	543,896
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	395,000	409,640
•#Skandinaviska Enskilda 144A 8.125% 9/29/49	350,000	360,611
•#Sumitomo Mitsui 144A 5.625% 7/29/49	700,000	697,955

		7,541,693

Basic Industry - 0.42%
Barrick Gold Finance 7.50% 5/1/07	390,000	406,771
#Codelco 144A 5.625% 9/21/35	320,000	317,972
Lubrizol 4.625% 10/1/09	350,000	344,374

	Principal
	Amount
	(U.S.$)
Newmont Gold 8.91% 1/5/09	70,193	73,454
Stone Container
9.25% 2/1/08	180,000	184,500
9.75% 2/1/11	495,000	504,901
Teck Cominco 6.125% 10/1/35	100,000	98,395
Temple-Inland 5.003% 5/17/07	400,000	400,104

		2,330,471

Brokerage - 0.32%
AMVESCAP4.50% 12/15/09	260,000	255,967
E Trade Financial 8.00% 6/15/11	25,000	25,938
#E TRADE Group 144A 8.00% 6/15/11	80,000	83,000
Franklin Resources 3.70% 4/15/08	460,000	449,577
Goldman Sachs 6.345% 2/15/34	525,000	548,847
Morgan Stanley 4.75% 4/1/14	460,000	444,555

		1,807,884

Capital Goods - 0.18%
General Electric 5.00% 2/1/13	790,000	797,779
York International 6.625% 8/15/06	230,000	233,260

		1,031,039

Communications - 1.74%
ALLTEL 4.656% 5/17/07	385,000	384,791
BellSouth
4.20% 9/15/09	310,000	304,263
6.00% 11/15/34	90,000	90,687
Citizens Communications 9.25% 5/15/11	330,000	363,825
Cox Communications 4.625% 1/15/10	370,000	362,114
CSC Holdings
8.125% 7/15/09	145,000	146,813
10.50% 5/15/16	170,000	183,813
GTE California 7.65% 3/15/07	675,000	700,458
InterActiveCorp 6.75% 11/15/05	485,000	486,038
•Liberty Media 5.37% 9/17/06	293,000	295,511
MCI
6.908% 5/1/07	200,000	202,000
7.688% 5/1/09	330,000	343,200
Nextel Communications 6.875% 10/31/13	500,000	531,197
Qwest Service 13.50% 12/15/10	210,000	241,500
SBC Communications
4.125% 9/15/09	195,000	190,255
6.15% 9/15/34	645,000	662,318
Sprint Capital
4.78% 8/17/06	305,000	305,536
6.375% 5/1/09	255,000	267,953
8.75% 3/15/32	555,000	746,488
#Telecom Italia Capital 144A 4.00% 1/15/10	305,000	293,149
Telefonos de Mexico
4.50% 11/19/08	480,000	474,997
8.25% 1/26/06	150,000	151,982
THOMSON 5.75% 2/1/08	365,000	372,635
Time Warner Entertainment 8.375% 3/15/23	260,000	316,158
Verizon Global
4.90% 9/15/15	85,000	83,276
5.85% 9/15/35	515,000	508,244
Verizon Wireless 5.375% 12/15/06	675,000	681,747

		9,690,948

Consumer Cyclical - 1.70%
Centex
•3.95% 8/1/07	360,000	360,448
4.875% 8/15/08	685,000	683,248
Corrections Corporation of America 7.50% 5/1/11	185,000	191,706
•DaimlerChrysler NA Holding 4.314% 9/10/07	485,000	486,411
Dana 5.85% 1/15/15	240,000	189,452

	Principal
	Amount
	(U.S.$)
Darden Restaurants 6.00% 8/15/35	355,000	336,382
Ford Motor 7.45% 7/16/31	190,000	149,150
Ford Motor Credit
5.625% 10/1/08	260,000	245,855
5.70% 1/15/10	375,000	340,968
6.625% 6/16/08	365,000	356,959
7.00% 10/1/13	700,000	650,113
General Motors Acceptance Corporation
•4.559% 7/16/07	535,000	520,510
6.75% 12/1/14	805,000	701,365
Johnson Controls 5.00% 11/15/06	145,000	145,451
Jones Apparel 4.25% 11/15/09	270,000	256,053
Kohl’s 7.25% 6/1/29	355,000	415,914
Limited Brands 6.95% 3/1/33	130,000	126,958
Lodgenet Entertainment 9.50% 6/15/13	230,000	253,000
Lowe’s 7.50% 12/15/05	655,000	658,962
May Department Stores 3.95% 7/15/07	560,000	552,369
MGM MIRAGE 9.75% 6/1/07	260,000	278,200
#Neiman Marcus 144A 10.375% 10/15/15	155,000	155,000
Time Warner 8.18% 8/15/07	650,000	689,086
Visteon 8.25% 8/1/10	425,000	405,875
Wendy’s International 6.35% 12/15/05	355,000	356,203

		9,505,638

Consumer Non-Cyclical - 1.21%
Albertson’s 8.00% 5/1/31	375,000	342,350
Amgen 4.00% 11/18/09	195,000	190,825
HCA 5.50% 12/1/09	370,000	364,252
Kraft Foods
4.125% 11/12/09	930,000	907,680
6.50% 11/1/31	135,000	150,253
Kroger Company 6.375% 3/1/08	330,000	340,699
Medco Health Solutions 7.25% 8/15/13	475,000	524,286
MedPartners 7.375% 10/1/06	730,000	747,338
#Medtronic 144A
4.375% 9/15/10	250,000	247,151
4.75% 9/15/15	295,000	290,971
#Miller Brewing 144A 5.50% 8/15/13	1,185,000	1,215,403
Safeway 6.15% 3/1/06	230,000	230,919
Universal 6.50% 2/15/06	245,000	246,814
UST 6.625% 7/15/12	330,000	355,825
WellPoint
3.75% 12/14/07	395,000	387,163
4.25% 12/15/09	210,000	205,607

		6,747,536

Electric - 2.08%
Ameren 4.263% 5/15/07	500,000	495,777
Appalachian Power 4.40% 6/1/10	815,000	798,538
Arizona Public Service 5.50% 9/1/35	290,000	283,985
Avista
7.75% 1/1/07	380,000	392,775
9.75% 6/1/08	315,000	349,708
•Avista Capital Trust III 6.50% 4/1/34	140,000	142,024
#Caithness Coso Funding 144A 5.489% 6/15/19	460,000	461,330
CC Fund Trust I 6.90% 2/16/07	295,000	303,282
Detroit Edison
5.05% 10/1/05	565,000	565,000
5.70% 10/1/37	1,260,000	1,257,418
Dominion Resources
•4.30% 9/28/07	525,000	525,153
7.195% 9/15/14	285,000	320,837
Duke Capital
4.331% 11/16/06	165,000	164,191

	Principal
	Amount
	(U.S.$)
5.668% 8/15/14	415,000	422,174
FPL Group Capital 4.086% 2/16/07	160,000	159,000
National Rural Utilities Cooperative Finance 3.875% 2/15/08	570,000	561,403
Pepco Holdings 5.50% 8/15/07	445,000	450,770
#Power Contract Financing 144A
5.20% 2/1/06	277,137	277,805
6.256% 2/1/10	615,000	628,492
PSEG Energy Holdings 7.75% 4/16/07	380,000	390,450
PSEG Funding Trust 5.381% 11/16/07	660,000	665,473
•SCANA 4.02% 3/1/08	355,000	355,251
Southern California Edison
•3.925% 12/13/07	395,000	395,088
5.75% 4/1/35	440,000	454,388
Southern Capital Funding 5.30% 2/1/07	225,000	226,881
TECO Energy 7.20% 5/1/11	35,000	37,275
TXU Electric Delivery 7.00% 5/1/32	175,000	201,332
TXU Energy 7.00% 3/15/13	290,000	315,291

		11,601,091

Emerging Markets - 0.15%
#Southern Peru 144A 7.50% 7/27/35	835,000	838,935

		838,935

Energy - 0.26%
#Canadian Oil Sands 144A 4.80% 8/10/09	380,000	376,966
Nexen 5.875% 3/10/35	310,000	304,912
Tesoro 8.00% 4/15/08	355,000	371,863
USX 9.125% 1/15/13	325,000	400,980

		1,454,721

Finance - 0.54%
American General Finance 4.875% 7/15/12	470,000	464,068
General Electric Capital 6.75% 3/15/32	100,000	118,016
Household Finance 4.625% 9/15/10	510,000	504,013
International Lease Finance 4.625% 6/2/08	25,000	24,863
Nuveen Investments 5.00% 9/15/10	490,000	485,650
#Residential Capital 144A
6.375% 6/30/10	435,000	441,135
6.875% 6/30/15	925,000	969,649

		3,007,394

Finance-Other - 0.14%
•Berkshire Hathaway 3.60% 1/11/08	220,000	220,302
•#Premium Asset Trust Series 2005-2 144A 3.78% 2/2/07	535,000	535,000

		755,302

Insurance - 1.54%
#Farmers Insurance Exchange 144A
6.00% 8/1/14	375,000	380,513
8.625% 5/1/24	1,125,000	1,347,135
Marsh & McLennan
•3.71% 7/13/07	525,000	522,861
5.15% 9/15/10	475,000	472,431
5.375% 3/15/07	580,000	581,468
5.375% 7/15/14	50,000	48,433
5.75% 9/15/15	651,000	645,395
MetLife
5.00% 6/15/15	325,000	321,417
5.70% 6/15/35	80,000	79,810
#Nippon Life Insurance 144A 4.875% 8/9/10	570,000	565,265
•#North Front Pass-Through Trust 144A 5.81% 12/15/24	700,000	705,234
•#Oil Insurance 144A 5.15% 8/15/33	1,060,000	1,054,261
Saint Paul Travelers 5.01% 8/16/07	570,000	570,895
•#Twin Reefs Pass-Through Trust 144A 4.728% 12/31/49	500,000	498,970
Willis Group
5.125% 7/15/10	325,000	325,101
5.625% 7/15/15	450,000	447,937

	Principal
	Amount
	(U.S.$)
		8,567,126

Natural Gas — 0.61%
Atmos Energy
•3.974% 10/15/07	440,000	440,461
4.00% 10/15/09	415,000	400,624

Enterprise Products Operating
4.00% 10/15/07	270,000	264,728
4.625% 10/15/09	360,000	352,112
Sempra Energy
•4.29% 5/21/08	490,000	491,583
4.621% 5/17/07	530,000	529,097
Valero Logistics Operations 6.05% 3/15/13	565,000	588,026
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	320,000	330,557

		3,397,188

Real Estate — 0.08%
Developers Diversified Realty 4.625% 8/1/10	445,000	434,854

		434,854

Technology — 0.13%
Motorola 4.608% 11/16/07	730,000	729,520

		729,520

Transportation — 0.53%
American Airlines 6.817% 5/23/11	405,000	371,633
Continental Airlines 6.503% 6/15/11	550,000	529,948
•CSX 4.01% 8/3/06	306,000	306,576
#Erac USA Finance 144A 7.35% 6/15/08	1,420,000	1,506,093
‡United Air Lines 7.73% 7/1/10	234,820	224,385

		2,938,635

Total Corporate Bonds (cost $72,229,404)		72,379,975

U.S. Treasury Obligations- 5.21%
U.S. Treasury Bond 5.375% 2/15/31	4,945,000	5,541,495
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	1,129,241	1,100,745
2.00% 1/15/14	158,601	161,953
3.00% 7/15/12	1,874,385	2,040,298
U.S. Treasury Notes
3.625% 6/15/10	1,700,000	1,657,502
3.75% 3/31/07	370,000	367,746
3.875% 9/15/10	300,000	295,852
4.125% 8/15/10	850,000	846,448
4.25% 8/15/15	13,835,000	13,752,861
^U.S. Treasury Strip 4.199% 11/15/13	4,645,000	3,267,804

Total U.S. Treasury Obligations (cost $28,767,115)		29,032,704

Non-Agency Collateralized Mortgage Obligations- 3.14%
Banc of America Mortgage Securities
•Series 2003-D 1A2 3.428% 5/25/33	24,189	24,177
•Series 2003-I 2A4 3.828% 10/25/33	545,000	541,339
•Series 2004-A 1A1 3.482% 2/25/34	235,190	233,832
Series 2005-9 2A1 4.75% 10/25/20	655,000	644,970
•Series 2005-B 2A1 4.410% 3/25/35	304,543	299,896
•Series 2005-E 2A1 4.999% 6/25/35	150,494	150,682
•Series 2005-F 2A3 4.741% 7/25/35	663,034	656,818
•Series 2005-I 2A1 4.894% 10/25/35	995,000	995,001
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	518,386	524,541
Series 2004-2 1A1 6.00% 3/25/34	485,456	491,221
Series 2004-10 1CB1 6.00% 11/25/34	42,672	43,444
Series 2004-11 1CB1 6.00% 12/25/34	706,881	719,656
Series 2005-9 5A1 5.50% 10/25/20	285,000	288,741
Bear Stearns Adjustable Rate Mortgage Trust Series 05-10 A1B 4.75% 10/31/35	425,000	422,609
Countrywide Alternative Loan Trust

	Principal
	Amount
	(U.S.$)
Series 2004-28CB 6A1 6.00% 1/25/35	845,319	856,920
•Series 2004-J7 1A2 4.673% 8/25/34	385,000	384,188
Series 2005-63 3A1 5.934% 11/25/35	715,000	722,485
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	138,515	141,780
•Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34	126,961	126,705
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34	713,486	725,626
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	161,349	170,447
•Series 2004-AR5 4A1 5.694% 10/25/34	332,272	335,495
#GSMPS Mortgage Loan Trust Series 2005-RP1 1A4 144A 8.50% 1/25/35	175,748	191,871
•Indymac Index Mortgage Loan Trust Series 2004-AR4 1A 4.686% 8/25/34	275,713	276,042
•JP Morgan Mortgage Trust Series 2005-A6 1A2 5.158% 9/25/35	660,000	659,588
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.900% 12/25/33	530,000	525,068
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	114,985	118,306
Series 2003-9 1A1 5.50% 12/25/18	502,558	507,584
Nomura Asset Acceptance
•Series 2004-AP2 A2 4.099% 7/25/34	289,479	288,846
Series 2005-WF1 2A2 4.786% 3/25/35	670,000	662,244
Prime Mortgage Trust Series 2004-2 A2 4.75% 11/25/19	524,844	520,217
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	327,320	334,268
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	333,214	334,672
•Structured Asset Securities Series 2002-22H 1A 7.00% 11/25/32	95,089	96,994
Thornburg Mortgage Securities Trust Series 2005-3 A1 4.05% 9/25/35	195,000	195,000
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	202,296	198,494
•Series 2003-AR9 1A7 4.06% 9/25/33	339,127	335,158
Series 2004-CB3 4A 6.00% 10/25/19	341,723	349,304
•Series 2005-AR3 A1 4.653% 3/25/35	761,686	753,094
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD 2A3 4.530% 1/25/35	415,000	411,223
Series 2004-I 1A1 3.383% 7/25/34	604,889	602,003
Series 2004-T A1 3.455% 9/25/34	430,134	428,137
Series 2005-AR16 2A1 4.947% 10/25/35	245,000	244,627

Total Non-Agency Collateralized Mortgage Obligations (cost $17,674,904)		17,533,313

≠Commercial Paper- 2.29%
Amstel Funding 3.812% 10/31/05	5,000,000	4,984,167
Steamboat Funding 3.855% 10/11/05	3,900,000	3,895,829
Three Pillars Funding 3.891% 10/3/05	3,900,000	3,899,157

Total Commercial Paper (cost $12,779,153)		12,779,153

Municipal Bonds- 1.41%
California State 5.00% 2/1/33	265,000	273,565
California State Economic Recovery Series A 5.25% 7/1/13	235,000	260,260
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	305,000	320,515
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)	1,055,000	1,152,672
Forsyth, Montana Pollution Control Revenue (Portland General Project)
Series A 5.20% 5/1/33	405,000	423,039
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	695,000	746,659
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Series A 5.00% 6/1/45 (AMBAC)	495,000	503,128
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Series B 5.50% 6/1/43	300,000	335,586
Illinois State Taxable Pension 5.10% 6/1/33	420,000	415,300
Liberty Development Goldman 5.25% 10/1/35	635,000	709,041
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	340,586
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	420,000	455,020
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	332,624
Oregon State Taxable Pension 5.892% 6/1/27	485,000	527,088
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	145,000	150,310
6.07% 7/1/26	530,000	562,171

	Principal
	Amount
	(U.S.$)
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	325,157

Total Municipal Bonds (cost $7,590,707)		7,832,721

Agency Collateralized Mortgage Obligations- 1.56%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	210,876	231,115
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28	277,811	274,307
Fannie Mae Whole Loan
Series 2004-W3 A2 3.75% 5/25/34	740,000	730,725
Series 2004-W9 2A1 6.50% 2/25/44	437,984	451,466
Freddie Mac
Series 2550 QX 4.75% 6/15/27	295,000	294,888
Series 2662 MA 4.50% 10/15/31	498,562	486,040
Series 2872 GC 5.00% 11/15/29	410,000	405,345
Series 2889 OE 5.00% 1/15/30	500,000	491,234
Series 2890 PC 5.00% 7/15/30	575,000	565,018
Series 2902 LC 5.50% 12/15/17	400,000	404,619
Series 2915 KP5.00% 11/15/29	340,000	334,196
Series 2936 PC 5.00% 9/15/30	565,000	554,651
Series 2981 NC 5.00% 4/15/31	345,000	338,056
Series 3022 MB 5.00% 12/15/28	615,000	613,447
Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	346,856	356,802
GNMA
Series 2002-61 BA 4.648% 3/16/26	399,355	397,387
Series 2002-62 B 4.763% 1/16/25	460,000	458,765
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	158,124	167,285
Series 1999-3 A 8.00% 8/19/29	270,791	288,369
Series 2005-RP1 1A3 8.00% 1/25/35	338,151	361,560
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	474,197	506,310

Total Agency Collateralized Mortgage Obligations (cost $8,821,473)		8,711,585

Commercial Mortgage-Backed Securities- 1.49%
Banc of America Commercial Mortgage Securities
Series 2004-5 A3 4.561% 11/10/41	330,000	323,863
Series 2005-1 A3 4.877% 11/10/42	215,000	214,860
Series 2005-5 A4 5.115% 9/10/15	705,000	708,566
#Bear Stearns Commercial Mortgage Securities
Series 2004-ESA E 144A 5.064% 5/14/16	465,000	468,726
#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	319,460	338,050
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	225,000	221,268
GE Capital Commercial Mortgage Trust
Series 2002-1A A3 6.269% 12/10/35	120,000	128,403
Series 2005-C2 A2 4.706% 5/10/43	220,000	218,658
Series 2005-C3 A3FX 4.863% 7/10/45	270,000	269,892
General Motors Acceptance Corporation Commercial Mortgage Securities
Series 1998-C2 A2 6.42% 5/15/35	73,259	76,216
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15	163,585	173,403
J.P. Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	317,778
Series 2003-C1 A2 4.985% 1/12/37	580,000	581,562
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	485,000	526,445
Series 2005-C5 A2 4.885% 9/15/40	600,000	600,835
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	264,340
•Series 2004-BPC1 A3 4.467% 10/12/41	225,000	219,436
Series 2005-CIP1 A2 4.96% 7/12/38	930,000	932,843
•Series 2005-CIP1 B 5.275% 7/12/38	190,000	190,303
#Series 2005-GGP1 E 144A 4.33% 11/15/10	100,000	99,165
#Series 2005-GGP1 F 144A 4.35% 11/15/10	100,000	99,107
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42	260,000	259,363
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	747,925	721,000
#Tower Series 2004-2A A 144A 4.232% 12/15/14	395,000	384,418

Total Commercial Mortgage-Backed Securities (cost $8,394,991)		8,338,500

	Principal
	Amount
	(U.S.$)
Agency Mortgage-Backed Securities- 1.03%
Fannie Mae
5.73% 12/1/08	345,076	354,566
6.50% 8/1/17	260,160	268,615
Fannie Mae Relocation 30 yr
4.00% 3/1/35	481,539	459,268
5.00% 1/1/34	318,303	315,120
Fannie Mae S.F. 15 yr 6.00% 4/1/17	300,407	309,137
Fannie Mae S.F. 15 yr TBA
4.50% 10/1/20	890,000	871,645
5.00% 10/1/20	370,000	369,075
Fannie Mae S.F. 30 yr
5.50% 3/1/29	556,494	557,363
5.50% 4/1/29	376,721	377,309
7.50% 6/1/31	95,828	101,457
Fannie Mae S.F. 30 yr TBA 5.00% 10/1/35	465,000	455,264
•Freddie Mac ARM 3.733% 4/1/34	355,012	359,117
Freddie Mac Relocation 30 yr 5.00% 9/1/33	635,464	629,904
Freddie Mac S.F. 15 yr 4.00% 2/1/14	266,690	259,522
Freddie Mac S.F. 30 yr 7.00% 11/1/33	15,990	16,714
GNMA S.F. 30 yr 7.50% 1/15/32	45,338	48,158

Total Agency Mortgage-Backed Securities (cost $5,749,810)		5,752,234

Non-Agency Asset-Backed Securities- 0.83%
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09	265,000	264,621
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	226,740	222,008
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	370,000	353,336
Countrywide Asset-Backed Certificates
#Series 2004-BC1N Note 144A 5.50% 4/25/35	62,457	62,398
•Series 2004-9 AF2 3.337% 9/25/23	410,000	406,181
•Series 2005-7 AF2 4.367% 11/25/35	160,000	158,047
•Series 2005-12 2A2 4.898% 2/25/36	625,000	625,000
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34	113,406	112,698
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35	384,238	384,238
MBNA Credit Card Master Note Trust Series 2005-A3 A3 4.10% 10/15/12	225,000	220,148
Mid-State Trust
Series 11 A1 4.864% 7/15/38	173,319	165,589
Series 2004-1 A 6.005% 8/15/37	114,077	117,895
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35	455,000	448,970
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	345,000	342,054
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	15,046	14,971
#Sharp Net Interest Margin Trust 144A
Series 2003-HE1N 6.90% 11/25/33	19,546	19,534
Series 2004-2N 7.00% 1/25/34	84,316	84,316
#Sierra Receivables Funding Company 144A
Series 2003-1A 3.09% 1/15/14	143,790	141,204
Series 2003-2A A1 3.03% 12/15/15	177,329	172,652
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	345,935	319,370

Total Non-Agency Asset-Backed Securities (cost $4,648,686)		4,635,230

Collateralized Bond Obligations- 0.39%
@=#Alliance Capital Funding Series 1 A3 CBO 144A 5.84% 2/15/10	83,797	83,797
@=•##Ares Leveraged Investment Fund II 7.914% 10/31/05	750,000	750,000
@=#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	462,306	467,797
@=#Magnetite Asset Investor Series 2003 C1 144A 8.786% 1/31/08	250,000	255,250
@=#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09	285,059	286,836
@=#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09	350,000	355,110

Total Collateralized Bond Obligations (cost $1,573,021)		2,198,790

Agency Obligations- 0.54%
^Fannie Mae 5.837% 10/9/19	165,000	79,250
Federal Home Loan Bank 3.50% 9/15/06	330,000	327,366

	Principal
	Amount
	(U.S.$)
^Financing Corporation Fico Strip CPN-1 4.898% 11/11/17	80,000	44,318
^Financing Corporation Principal Strip
PRN-2 5.03% 11/30/17	980,000	549,346
PRN-13 4.883% 12/27/18	70,000	37,035
Freddie Mac
3.75% 8/3/07	155,000	153,117
4.00% 8/17/07	1,740,000	1,730,256
^Residual Funding Strip Principal Only 5.122% 10/15/19	215,000	110,246

Total Agency Obligations (cost $3,005,222)		3,030,934

Agency Asset-Backed Securities— 0.22%
•Fannie Mae Grantor Trust
Series 2004-T4 A2 3.93% 2/25/20	415,000	413,065
Series 2004-T4 A3 4.42% 8/25/24	410,000	406,937
Nelnet Educational Loan Funding Series 2001-A A1 5.76% 7/1/12	406,875	415,658

Total Agency Asset-Backed Securities (cost $1,246,120)		1,235,660

Foreign Agencies— 0.11%
#Pemex Master Trust 144A 6.625% 6/15/35	235,000	231,416
Pemex Project Funding Master Trust 6.125% 8/15/08	380,000	392,350

Total Foreign Agencies (cost $635,257)		623,766

	Number of
	Shares
Warrant— 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	1,465	0

Total Warrant (cost $124,625)		0

Total Market Value of Securities — 100.84% (cost $456,955,447)		562,600,708
Liabilities Net of Receivables and Other Assets (See Notes) — (0.84%)©		(4,689,406)

Net Assets Applicable to 35,123,028 Shares Outstanding — 100.00%		$557,911,302

†	Non-income producing security for the period ended September 30, 2005.

‡	Non-income producing security. Security is currently in default.

·	Variable rate notes. The interest rate shown is the rate as of September 30, 2005.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in “Notes.”

##	Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals 0.13% of the Fund’s net assets. See Note 4 in “Notes.”

≠	The interest rate shown is the effective yield as of the time of purchase.

@	Illiquid security. See Note 4 in “Notes.” At September 30, 2005, six securities were deemed illiquid which represented 0.39% of the Fund’s net assets.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. See Note 1 in “Notes.” At September 30, 2005, six securities were fair valued which represented 0.39% of the Fund’s net assets.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

©	Includes $1,026,200 cash pledged as collateral for financial future contracts.
ADR — American Depositary Receipts
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MBIA — Insured by the Municipal Bond Insurance Association
S.F. — Single Family
TBA — to Be Announced
yr— Year
The following futures contracts were outstanding at September 30, 2005:

Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
50 U.S. Treasury 10 year Notes	$5,587,230	$5,496,094	12/31/05	$(91,136)
(25) U.S. Treasury long Bond	(2,876,194)	(2,860,156)	12/31/05	16,038

				$(75,098)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 3 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (the “Trust”) — Managed Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and gross unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$462,581,822

Aggregate unrealized appreciation	109,354,351
Aggregate unrealized depreciation	(9,335,465)

Net unrealized appreciation	$100,018,886

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $39,852,656 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2010.
3. Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.
4. Credit and Market Risk
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 4.30% of total net assets. Rule 144A securities comprising 0.26% of total net assets have been determined to be illiquid securities under the Fund’s Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Money Market Fund
September 30, 2005

	Principal	Market
	Amount	Value
≠Discount Commercial Paper- 86.84%
Abbey National 3.818% 10/7/05	$19,800,000	$19,787,592
µAmstel Funding
3.865% 10/31/05	8,000,000	7,974,667
3.871% 11/7/05	5,000,000	4,980,472
µAquinas Funding 3.836% 10/25/05	16,500,000	16,458,530
µBarton Capital 3.810% 10/12/05	19,086,000	19,064,131
Citigroup Funding 3.867% 11/3/05	20,000,000	19,930,333
Credit Suisse First Boston 3.815% 10/24/05	19,000,000	18,954,479
µEiffel Funding
3.732% 10/7/05	1,800,000	1,798,899
3.813% 10/14/05	4,500,000	4,493,906
Eureka Securitization 3.721% 10/5/05	12,000,000	11,995,120
General Electric Capital Corporate 3.847% 11/4/05	20,000,000	19,928,600
ING US Funding 3.833% 10/24/05	20,000,000	19,951,829
Lehman Brothers Holding 3.935% 10/3/05	14,500,000	14,496,874
Morgan Stanley 3.887% 11/2/05	20,000,000	19,932,089
Proctor & Gamble 3.826% 11/1/05	9,786,000	9,754,315
Royal Bank Scotland 3.836% 11/1/05	20,000,000	19,935,072
µSheffield Receivables
3.826% 10/4/05	3,000,000	2,999,057
3.824% 10/18/05	12,900,000	12,877,095
Sigma Finance 3.685% 10/24/05	16,300,000	16,262,510
µStarbird Funding
3.701% 10/4/05	10,900,000	10,896,694
3.823% 10/18/05	8,800,000	8,784,375
µSteamboat Funding 3.908% 10/11/05	20,000,000	19,978,612
µThree Pillars Funding 3.834% 10/20/05	19,500,000	19,461,200
UBS Finance
3.666% 10/3/05	7,700,000	7,698,460
3.808% 10/5/05	12,000,000	11,995,000
University of California 3.839% 11/1/05	10,000,000	9,967,536

Total Discount Commercial Paper (cost $350,357,447)		350,357,447

Interest Bearing Certificates of Deposit - 9.79%
Bank of The West 3.76% 10/21/05	19,500,000	19,500,000
First Tennessee Bank 3.78% 10/26/05	20,000,000	20,000,000

Total Interest Bearing Certificates of Deposit (cost $39,500,000)		39,500,000

•Floating Rate Note- 3.72%
Axa Equitable Life Insurance 3.885% 3/21/06	15,000,000	15,000,000

Total Floating Rate Note (cost $15,000,000)		15,000,000

Total Market Value of Securities - 100.35% (cost $404,857,447) ©		404,857,447
Liabilities Net of Receivables and Other Assets (See Notes) — (0.35%)		(1,417,926)

Net Assets Applicable to 40,343,952 Shares Outstanding - 100.00%		$403,439,521

≠	The interest rate shown is the effective yield as of the time of purchase.

·	Variable rate notes. The interest rate shown is the rate as of September 30, 2005.

µ	Asset-Backed Commercial Paper.

©	Also the cost for federal income tax purposes.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.
2. Investments
The cost of investments for federal income tax purposes is the same as cost for book purposes.
3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 91% of net assets at September 30, 2005. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Social Awareness Fund
September 30, 2005

	Number of	Market
	Shares	Value
Common Stock– 98.76%
Basic Materials – 3.78%
Ecolab	323,100	$10,316,583
Lubrizol	237,300	10,282,209
†Pactiv	239,500	4,196,040
Praxair	179,100	8,584,263
Temple-Inland	181,400	7,410,190
Worthington Industries	207,200	4,357,416

		45,146,701

Business Services – 0.73%
Deluxe	87,900	3,530,064
Pitney Bowes	124,000	5,175,760

		8,705,824

Capital Goods – 4.46%
American Standard	213,800	9,952,390
Emerson Electric	212,300	15,243,140
Fluor	112,800	7,262,064
Illinois Tool Works	90,300	7,434,399
Teleflex	105,300	7,423,650
York International	106,200	5,954,634

		53,270,277

Communication Services – 2.35%
CenturyTel	117,300	4,103,154
SBC Communications	390,500	9,360,285
Sprint	333,500	7,930,630
Telefonos de Mexico ADR	314,300	6,685,161

		28,079,230

Consumer Discretionary – 5.70%
Best Buy	172,200	7,495,866
†Coach	238,800	7,488,768
Federated Department Stores	114,500	7,656,615
Gap	325,000	5,664,750
Home Depot	376,800	14,371,152
†Kohl’s	130,800	6,563,544
NIKE	99,400	8,118,992
Nordstrom	311,600	10,694,112

		68,053,799

Consumer Services – 2.04%
Cendant	228,900	4,724,496
McDonald’s	327,600	10,971,324
Southwest Airlines	271,200	4,027,320
Yum Brands	96,600	4,676,406

		24,399,546

Consumer Staples – 7.27%
Clorox	173,400	9,630,636
Coca-Cola Enterprises	221,400	4,317,300
CVS	388,600	11,273,286
†Energizer Holdings	90,200	5,114,340
General Mills	175,100	8,439,820
Gillette	321,800	18,728,760
Heinz (H.J.)	152,900	5,586,966
Kellogg	189,900	8,760,087

	Number of	Market
	Shares	Value
Pepsi Bottling Group	157,200	4,488,060
Walgreen	88,100	3,827,945
Wrigley, (Wm) Jr.	94,000	6,756,720

		86,923,920

Credit Cyclicals – 1.78%
D.R. Horton	140,200	5,078,044
KB HOME	148,500	10,870,200
Magna International Class A	71,700	5,367,462

		21,315,706

Energy – 10.98%
BJ Services	293,300	10,555,867
Burlington Resources	255,100	20,744,732
Devon Energy	150,200	10,309,728
ENSCO International	106,900	4,980,471
EOG Resources	308,900	23,136,610
†Nabors Industries	128,600	9,237,338
†National Oilwell Varco	194,400	12,791,520
†Newfield Exploration	195,700	9,608,870
Noble	91,400	6,257,244
Noble Energy	249,000	11,678,100
Patterson-UTI Energy	186,200	6,718,096
Tidewater	107,100	5,212,557

		131,231,133

Financials – 21.83%
Allstate	125,200	6,922,308
American International Group	223,700	13,860,452
Bank of America	528,900	22,266,690
Berkley (W.R.)	114,700	4,528,356
Capital One Financial	88,800	7,061,376
CIGNA	79,700	9,393,442
CIT Group	143,400	6,478,812
Citigroup	649,700	29,574,344
Countrywide Financial	246,100	8,116,378
Everest Re Group	44,300	4,336,970
Freddie Mac	162,100	9,152,166
JPMorgan Chase & Co.	445,100	15,102,243
Lehman Brothers Holdings	81,100	9,446,528
MBNA	358,000	8,821,120
Mellon Financial	218,200	6,975,854
Merrill Lynch	194,000	11,901,900
Morgan Stanley	250,500	13,511,970
North Fork Bancorporation	317,800	8,103,900
PMI Group	166,900	6,654,303
PNC Financial Services Group	107,200	6,219,744
Prudential Financial	168,600	11,390,616
U.S. Bancorp	498,900	14,009,112
UnitedHealth Group	185,800	10,441,960
†WellPoint	161,900	12,275,258
Wells Fargo	72,700	4,258,039

		260,803,841

Health Care – 13.85%
Allergan	111,400	10,206,468
†Amgen	299,000	23,821,330
Bard (C.R.)	80,800	5,335,224
Baxter International	112,600	4,489,362
Becton, Dickinson	117,900	6,181,497
Biomet	107,400	3,727,854
†Express Scripts Class A	191,100	11,886,420
†Genentech	122,400	10,307,304
†Gilead Sciences	208,500	10,166,460
GlaxoSmithKline ADR	820,600	42,080,368
Guidant	88,600	6,103,654

	Number of	Market
	Shares	Value
HCA	105,400	5,050,768
Medtronic	173,400	9,297,708
PerkinElmer	246,600	5,023,242
Quest Diagnostics	115,400	5,832,316
†Zimmer Holdings	86,500	5,958,985

		165,468,960

Media – 4.28%
Clear Channel Communications	195,900	6,443,151
†Comcast Class A	120,300	3,534,414
†Comcast Special Class A	280,200	8,064,156
Disney (Walt)	417,800	10,081,514
Knight-Ridder	77,200	4,530,096
Omnicom Group	45,000	3,763,350
Time Warner	812,000	14,705,320

		51,122,001

Real Estate – 1.38%
Developers Diversified Realty	87,300	4,076,910
Equity Office Properties Trust	155,300	5,079,863
Mills	36,700	2,021,436
ProLogis	120,200	5,326,062

		16,504,271

Technology – 15.74%
Adobe Systems	282,600	8,435,610
Applied Materials	493,200	8,364,672
†Cisco Systems	1,085,600	19,464,808
†Dell	459,600	15,718,320
†DST Systems	101,500	5,565,245
†eBay	150,200	6,188,240
†EMC	437,300	5,658,662
Hewlett-Packard	454,300	13,265,560
Intel	895,600	22,076,540
†Juniper Networks	174,900	4,160,871
†Lexmark International Class A	118,200	7,216,110
Microsoft	1,150,000	29,589,500
National Semiconductor	196,900	5,178,470
Nokia ADR	294,400	4,978,304
†Oracle	357,200	4,425,708
QUALCOMM	264,000	11,814,000
Sony ADR	97,100	3,222,749
Texas Instruments	377,400	12,793,860

		188,117,229

Transportation – 0.78%
FedEx	107,100	9,331,623

		9,331,623

Utilities – 1.81%
NSTAR	153,600	4,442,112
Puget Energy	170,100	3,993,948
Questar	149,400	13,165,128

		21,601,188

Total Common Stock (cost $821,354,022)		1,180,075,249

	Principal
	Amount
^Discount Notes– 1.07%	$3,530,000	3,526,066
Fannie Mae 3.655% 10/12/05	$3,530,000	3,526,066
Freddie Mac 3.65% 10/18/05	9,270,000	9,254,066

Total Discount Notes (cost $12,780,132)		12,780,132

Total Market Value of Securities – 99.83% (cost $834,134,154)		1,192,855,381
Receivables and Other Assets Net of Liabilities (See Notes) – 0.17%		2,023,314

Net Assets Applicable to 37,724,573 Shares Outstanding – 100.00%		$1,194,878,695

†	Non-income producing security for the period ended September 30, 2005.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

ADR – American Depositary Receipts

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (The “Trust”) — Social Awareness Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$837,601,972

Aggregate unrealized appreciation	374,600,572
Aggregate unrealized depreciation	(19,347,163)

Net unrealized appreciation	$355,253,409

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $216,109,478 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $206,649,982 expires in 2010 and $9,459,496 expires in 2011.
3. Credit and Market Risk
The fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Special Opportunities Fund
September 30-Sep-05

	Number of	Market
	Shares	Value
Common Stock– 95.12%
Basic Industry – 8.27%
Eastman Chemical	66,800	$3,137,596
Engelhard	112,900	3,151,039
Georgia-Pacific	132,400	4,509,544
Lubrizol	58,600	2,539,138
Monsanto	54,200	3,401,050
Nucor	79,000	4,660,210
†Pactiv	193,100	3,383,112
Phelps Dodge	45,600	5,924,808
PPG Industries	63,500	3,758,565
Praxair	54,200	2,597,806
RPM International	181,500	3,339,600
Sherwin-Williams	92,000	4,054,440
Sigma-Aldrich	55,000	3,523,300
Sonoco Products	94,900	2,591,719
Southern Peru Copper	98,100	5,489,676
St. Joe	94,700	5,914,015

		61,975,618

Business Services – 2.10%
Brink’s	117,000	4,804,020
Deluxe	54,300	2,180,688
Donnelley (R.R.) & Sons	136,100	5,045,227
Manpower	83,400	3,702,126

		15,732,061

Capital Spending – 3.69%
Cummins	57,000	5,015,430
†Energizer Holdings	68,000	3,855,600
Harsco	81,900	5,370,183
Ingersoll-Rand Class A	42,400	1,620,952
PACCAR	54,000	3,666,060
Parker Hannifin	60,500	3,890,755
Republic Services Class A	120,300	4,245,387

		27,664,367

Conglomerates – 1.09%
SPX	58,900	2,706,455
Textron	75,700	5,429,204

		8,135,659

Consumer Cyclical – 5.09%
Borg Warner	56,200	3,173,052
Centex	63,200	4,081,456
D.R. Horton	165,533	5,995,605
Eaton	43,600	2,770,780
Furniture Brands International	119,800	2,159,994
Johnson Controls	90,400	5,609,320
KB HOME	121,200	8,871,840
Lear	109,600	3,723,112
Magna International Class A	23,800	1,781,668

		38,166,827

Consumer Services – 11.31%
Albertson’s	102,800	2,636,820
†AnnTaylor Stores	170,850	4,536,068

	Number of	Market
	Shares	Value
†AutoNation	147,200	2,939,584
Belo Class A	105,200	2,404,872
Claire’s Stores	81,400	1,964,182
CVS	150,200	4,357,302
†Dollar Tree Stores	179,800	3,892,670
Eastman Kodak	126,000	3,065,580
Federated Department Stores	115,000	7,690,049
Fortune Brands	80,200	6,522,666
Harrah’s Entertainment	60,125	3,919,549
Hasbro	123,000	2,416,950
Jones Apparel Group	107,000	3,049,500
Knight-Ridder	32,200	1,889,496
Marriott International Class A	77,400	4,876,200
†Mediacom Communications	270,800	1,998,504
Meredith	89,200	4,450,188
†Saks	153,900	2,847,150
†Scholastic	62,500	2,310,000
ServiceMaster	190,300	2,576,662
Starwood Hotels & Resorts Worldwide	52,000	2,972,840
Tiffany & Co	118,700	4,720,699
VF	68,800	3,988,336
Wendy’s International	60,700	2,740,605

		84,766,472

Consumer Staples – 4.87%
Archer-Daniels-Midland	201,300	4,964,058
Bunge Limited	90,400	4,756,848
†Constellation Brands	217,200	5,647,200
†Del Monte Foods	422,300	4,531,279
Hershey Foods	60,000	3,378,600
Reynolds American	71,000	5,894,420
†Smithfield Foods	143,900	4,270,952
Tyson Foods Class A	168,900	3,048,645

		36,492,002

Energy – 10.74%
Amerada Hess	37,000	5,087,500
Chesapeake Energy	209,000	7,994,250
El Paso	407,500	5,664,250
ENSCO International	123,100	5,735,229
Equitable Resources	152,600	5,960,556
Kerr-McGee	49,105	4,768,587
KeySpan	87,000	3,199,860
Marathon Oil	107,400	7,403,082
†Newfield Exploration	158,600	7,787,260
Questar	49,000	4,317,880
Rowan	153,600	5,451,264
Sempra Energy	107,000	5,035,420
Valero Energy	67,900	7,676,774
Williams	175,000	4,383,750

		80,465,662

Financial Services – 18.96%
AMBAC Financial Group	67,600	4,871,256
American Financial Group	132,700	4,502,511
Associated Banc-Corp	124,500	3,794,760
Astoria Financial	106,950	2,825,619
Bank of Hawaii	107,400	5,286,228
Bear Stearns	62,000	6,804,500
Berkley (W.R.)	118,500	4,678,380
CIT Group	93,200	4,210,776
Colonial BancGroup	258,700	5,794,880
Comerica	64,100	3,775,490
Compass Bancshares	91,900	4,211,777
Countrywide Financial	157,598	5,197,582

	Number of	Market
	Shares	Value
Edwards (A.G.)	58,400	2,558,504
Everest Re Group	19,000	1,860,100
Fidelity National Financial	109,210	4,862,029
First Horizon National	96,200	3,496,870
Independence Community Bank	58,400	1,990,856
Loews	62,000	5,729,420
Manulife Financial	86,763	4,626,203
Marshall & Ilsley	73,800	3,211,038
MBIA	89,900	5,449,738
Nationwide Financial Services Class A	59,600	2,386,980
Northern Trust	77,500	3,917,625
Old Republic International	115,800	3,088,386
Popular	181,600	4,398,352
Protective Life	71,000	2,923,780
Radian Group	72,000	3,823,200
Raymond James Financial	77,700	2,495,724
Regions Financial	130,000	4,045,600
Reinsurance Group Of America	111,800	4,997,460
St. Paul Travelers	103,500	4,644,045
StanCorp Financial Group	45,000	3,789,000
TCF Financial	99,800	2,669,650
Torchmark	76,000	4,015,080
Zions Bancorporation	72,100	5,134,241

		142,067,640

Health Care – 8.17%
Aetna	62,600	5,392,364
Bausch & Lomb	34,900	2,815,732
Becton, Dickinson	68,700	3,601,941
CIGNA	44,400	5,232,984
†Community Health Systems	137,000	5,316,970
†Health Net Class A	101,100	4,784,052
†Lincare Holdings	61,600	2,528,680
McKesson	128,400	6,092,580
†MedImmune	68,100	2,291,565
Mylan Laboratories	205,300	3,954,078
Omnicare	116,600	6,556,418
Service International	449,700	3,728,013
†Tenet Healthcare	270,600	3,038,838
†Watson Pharmaceuticals	161,800	5,923,498

		61,257,713

Real Estate – 3.41%
Apartment Investment & Management	79,300	3,075,254
Archstone-Smith Trust	103,800	4,138,506
Boston Properties	60,600	4,296,540
Kimco Realty	117,600	3,694,992
Mack-Cali Realty	63,200	2,840,208
New Plan Excel Realty Trust	109,900	2,522,205
Simon Property Group	67,400	4,995,688

		25,563,393

Technology – 9.03%
Adobe Systems	94,600	2,823,810
†Agilent Technologies	134,400	4,401,600
†Alliant Techsystems	24,000	1,791,600
†Apple Computer	102,600	5,500,386
†Avnet	97,300	2,378,985
CDW	76,600	4,513,272
†Citrix Systems	85,400	2,146,956
†Computer Sciences	77,200	3,652,332
Goodrich	83,800	3,715,692
†Ingram Micro Class A	300,300	5,567,562
†International Rectifier	78,300	3,529,764
National Semiconductor	154,800	4,071,240

	Number of	Market
	Shares	Value
Pitney Bowes	37,200	1,552,728
†Polycom	111,300	1,799,721
Rockwell Automation	121,300	6,416,770
†Sanmina-SCI	272,500	1,169,025
Symbol Technologies	267,893	2,593,204
†Synopsys	249,200	4,709,880
Tektronix	92,400	2,331,252
†Thermo Electron	98,500	3,043,650

		67,709,429

Transportation – 1.34%
Canadian National Railway	52,050	3,695,030
CSX	44,000	2,045,120
Norfolk Southern	31,200	1,265,472
†Yellow Roadway	73,600	3,048,512

		10,054,134

Utilities – 7.05%
CenturyTel	103,100	3,606,438
DTE Energy	56,000	2,568,160
Edison International	199,900	9,451,272
Energy East	116,000	2,922,040
Great Plains Energy	69,500	2,078,745
PG&E	108,500	4,258,625
PPL	186,000	6,013,380
Public Service Enterprise Group	113,300	7,291,988
TXU	98,400	11,107,392
Wisconsin Energy	88,000	3,512,960

		52,811,000

Total Common Stock (cost $471,053,533)		712,861,977

	Principal
	Amount
≠Commercial Paper – 5.03%
BP Amoco Capital 3.861% 10/3/05	$7,695,000	7,693,350
Rabobank USA Financial 3.881% 10/3/05	15,000,000	14,996,767
Steamboat Funding 3.882% 10/5/05	15,000,000	14,993,533

Total Commercial Paper (cost $37,683,650)		37,683,650

Total Market Value of Securities – 100.15%
(cost $508,737,183)		750,545,627
Liabilities Net of Receivables and Other Assets (See Notes) – (0.15%)		(1,125,709)

Net Assets Applicable to 19,071,653 Shares Outstanding – 100.00%		$749,419,918

† Non-income producing security for the period ended September 30, 2005.

≠The interest rate shown is the effective yield as of the time of purchase.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Special Opportunities Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$508,807,436

Aggregate unrealized appreciation	252,982,557
Aggregate unrealized depreciation	(11,244,366)

Net unrealized appreciation	$241,738,191

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Conservative Profile Fund
September 30, 2005

	Number of	Market
	Shares	Value
Affiliated Investment Companies – 99.46%
Equity Funds – 35.31%
Delaware VIP Trust
U.S. Growth Series	252,080	$1,890,598
Value Series	97,122	1,861,834
Lincoln Variable Insurance Products Trust
Aggressive Growth Fund	81,615	847,737
Core Fund	32,480	333,471
Equity-Income Fund	26,022	464,120
Growth Fund	45,834	502,292

		5,900,052

Fixed Income Funds – 58.97%
Delaware Group Government Funds
Inflation Protected Bond Fund	178,853	1,795,687
Delaware VIP Trust
Diversified Income Series	601,960	5,586,186
High Yield Series	140,766	827,707
Lincoln Variable Insurance Products Trust
Bond Fund	126,256	1,643,978

		9,853,558

International Funds – 5.18%
Lincoln Variable Insurance Products Trust
International Fund	48,557	866,349

		866,349

Total Affiliated Investment Companies (cost $16,505,877)		16,619,959

Total Market Value of Securities – 99.46% (cost $16,505,877)		16,619,959
Receivables and Other Assets Net of Liabilities (See Notes) – 0.54%		90,547

Net Assets Applicable to 1,595,790 Shares Outstanding – 100.00%		$16,710,506

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (the “Trust”) – Conservative Profile Fund (the “Fund”).
Security Valuation – The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$16,521,308

Aggregate unrealized appreciation	159,521
Aggregate unrealized depreciation	(60,870)

Net unrealized appreciation	$98,651

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Moderate Profile Fund
September 30, 2005

	Number of	Market
	Shares	Value
Affiliated Investment Companies– 98.85%
Equity Funds – 43.09%
Delaware VIP Trust
Small Cap Value Series	96,298	$2,916,871
U.S. Growth Series	1,034,207	7,756,553
Value Series	318,423	6,104,176
Lincoln Variable Insurance Products Trust
Aggressive Growth Fund	284,125	2,951,202
Core Fund	282,989	2,905,451
Equity-Income Fund	58,285	1,039,571
Growth Fund	170,844	1,872,274

		25,546,098

Fixed Income Funds – 39.00%
Delaware Group Government Funds
Inflation Protected Bond Fund	289,843	2,910,024
Delaware VIP Trust
Diversified Income Series	1,556,264	14,442,129
High Yield Series	492,258	2,894,479
Lincoln Variable Insurance Products Trust
Bond Fund	220,620	2,872,699

		23,119,331

International Funds – 16.76%
Delaware VIP Trust
Emerging Markets Series	199,649	3,527,804
Lincoln Variable Insurance Products Trust
International Fund	359,263	6,409,970

		9,937,774

Total Affiliated Investment Companies (cost $57,713,183)		58,603,203

	Principal
	Amount
≠Commercial Paper– 0.65%
Rabobank USA Finance 3.881% 10/3/05	$385,000	384,917

Total Commercial Paper (cost $384,917)		384,917

Total Market Value of Securities – 99.50% (cost $58,098,100)		58,988,120
Receivables and Other Assets Net of Liabilities (See Notes) – 0.50%		299,076

Net Assets Applicable to 5,552,208 Shares Outstanding – 100.00%		$59,287,196

≠The Interest rate shown is the effective yield at the time of purchase.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Moderate Profile Fund (the “Fund”).

Security Valuation – The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$58,115,408

Aggregate unrealized appreciation	993,280
Aggregate unrealized depreciation	(120,568)

Net unrealized appreciation	$872,712

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Moderately Aggressive Profile Fund
September 30, 2005

	Number	Market
	of Shares	Value
Affiliated Investment Companies – 99.28%
Equity Funds – 57.01%
Delaware VIP Trust
Small Cap Value Series	39,435	$1,194,475
U.S. Growth Series	788,397	5,912,977
Value Series	380,703	7,298,067
Lincoln Variable Insurance Products Trust
Aggressive Growth Fund	175,676	1,824,748
Core Fund	221,450	2,273,631
Equity-Income Fund	36,610	652,971
Growth Fund	163,905	1,796,234

		20,953,103

Fixed Income Funds – 19.52%
Delaware VIP Trust
Diversified Income Series	190,990	1,772,390
High Yield Series	182,577	1,073,551
Lincoln Variable Insurance Products Trust
Bond Fund	332,519	4,329,736

		7,175,677

International Funds – 22.75%
Delaware VIP Trust
Emerging Markets Series	145,029	2,562,667
Lincoln Variable Insurance Products Trust
International Fund	324,977	5,798,246

		8,360,913

Total Affiliated Investment Companies (cost $35,647,344)		36,489,693

	Principal
	Amount
≠Commercial Paper – 1.63%
Rabobank USA Finance 3.88% 10/3/05	$600,000	599,871

Total Commercial Paper (cost $599,871)		599,871

Total Market Value of Securities – 100.91% (cost $36,247,215)		37,089,564
Liabilities Net of Receivables and Other Assets (See Notes) – (0.91%)		(335,070)

Net Assets Applicable to 3,382,497 Shares Outstanding – 100.00%		$36,754,494

≠ The interest rate shown is the effective yield as of the time of purchase.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust’) – Moderately Aggressive Profile Fund (the “Fund”).
Security Valuation – The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investment	$36,249,235

Aggregate unrealized appreciation	869,462
Aggregate unrealized depreciation	(29,133)

Net unrealized appreciation	$840,329

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Aggressive Profile Fund
September 30, 2005

	Number of	Market
	Shares	Value
Affiliated Investment Companies – 99.41%
Equity Funds – 68.77%
Delaware VIP Trust
Small Cap Value Series	16,217	$491,221
U.S. Growth Series	265,300	1,989,749
Value Series	164,909	3,161,299
Lincoln Variable Insurance Products Trust
Aggressive Growth Fund	58,942	612,227
Core Fund	72,799	747,431
Equity-Income Fund	12,156	216,814
Growth Fund	65,274	715,332
Growth Opportunities Fund	51,237	626,317

		8,560,390

International Funds – 30.64%
Delaware VIP Trust
Emerging Markets Series	74,226	1,311,577
Lincoln Variable Insurance Products Trust
International Fund	140,285	2,502,969

		3,814,546

Total Affiliated Investment Companies (cost $11,977,146)		12,374,936

Total Market Value of Securities – 99.41% (cost $11,977,146)		12,374,936
Receivables and Other Assets Net of Liabilities (See Notes) – 0.59%		73,028

Net Assets Applicable to 1,119,182 Shares Outstanding – 100.00%		$12,447,964

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Aggressive Profile Fund (the “Fund”).
Security Valuation – The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,979,315

Aggregate unrealized appreciation	395,621
Aggregate unrealized depreciation	—

Net unrealized appreciation	$395,621

Item 2. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

By:	/s/ Kelly D. Clevenger

Kelly D. Clevenger
President
(Signature and Title)

Date: November 23, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date: November 23, 2005

By:	/s/ Sheryl L. Sturgill

Sheryl L. Sturgill
Chief Accounting Officer
(Signature and Title)

Date: November 23, 2005